Vanguard® Core-Plus Bond ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (45.9%)
U.S. Government Securities (23.3%)
	United States Treasury Note/Bond	4.500%	5/15/2027	7,700	7,802
	United States Treasury Note/Bond	0.500%	5/31/2027	11,335	10,871
[1]	United States Treasury Note/Bond	3.750%	6/30/2027	20,256	20,334
	United States Treasury Note/Bond	0.375%	7/31/2027	15,108	14,392
	United States Treasury Note/Bond	3.625%	3/31/2028	1,400	1,404
	United States Treasury Note/Bond	1.000%	7/31/2028	1,900	1,783
	United States Treasury Note/Bond	3.625%	8/15/2028	6,000	6,016
	United States Treasury Note/Bond	3.375%	9/15/2028	6,007	5,983
	United States Treasury Note/Bond	3.500%	10/15/2028	1,700	1,699
	United States Treasury Note/Bond	4.375%	11/30/2028	2,079	2,126
	United States Treasury Note/Bond	4.000%	1/31/2029	1,757	1,780
	United States Treasury Note/Bond	4.250%	2/28/2029	4,791	4,888
	United States Treasury Note/Bond	4.125%	3/31/2029	1,119	1,138
	United States Treasury Note/Bond	4.625%	4/30/2029	5,855	6,046
	United States Treasury Note/Bond	2.375%	5/15/2029	1,077	1,036
	United States Treasury Note/Bond	2.750%	5/31/2029	2,162	2,104
	United States Treasury Note/Bond	4.500%	5/31/2029	990	1,019
[1]	United States Treasury Note/Bond	3.250%	6/30/2029	5,288	5,229
	United States Treasury Note/Bond	4.250%	6/30/2029	4,405	4,500
	United States Treasury Note/Bond	3.125%	8/31/2029	700	688
	United States Treasury Note/Bond	3.875%	9/30/2029	3,800	3,833
	United States Treasury Note/Bond	4.000%	10/31/2029	7,174	7,270
[2]	United States Treasury Note/Bond	1.500%	2/15/2030	6,400	5,880
	United States Treasury Note/Bond	4.125%	8/31/2030	9,361	9,530
	United States Treasury Note/Bond	3.625%	12/31/2030	2,400	2,389
	United States Treasury Note/Bond	4.000%	1/31/2031	4,300	4,351
	United States Treasury Note/Bond	1.250%	8/15/2031	4,280	3,730
	United States Treasury Note/Bond	4.125%	11/30/2031	2,000	2,031
	United States Treasury Note/Bond	4.375%	1/31/2032	1,035	1,065
	United States Treasury Note/Bond	1.875%	2/15/2032	3,100	2,767
	United States Treasury Note/Bond	4.125%	3/31/2032	2,281	2,314
	United States Treasury Note/Bond	4.000%	4/30/2032	5,900	5,943
	United States Treasury Note/Bond	2.875%	5/15/2032	3,800	3,585
	United States Treasury Note/Bond	4.000%	6/30/2032	9,000	9,060
	United States Treasury Note/Bond	4.000%	7/31/2032	1,850	1,861
	United States Treasury Note/Bond	2.750%	8/15/2032	2,200	2,052
	United States Treasury Note/Bond	3.875%	12/31/2032	1,700	1,694
	United States Treasury Note/Bond	4.250%	5/15/2035	4,400	4,442
	United States Treasury Note/Bond	3.875%	8/15/2040	800	742
	United States Treasury Note/Bond	4.250%	11/15/2040	2,000	1,933
	United States Treasury Note/Bond	1.875%	2/15/2041	1,600	1,119
	United States Treasury Note/Bond	4.750%	2/15/2041	1,194	1,217
	United States Treasury Note/Bond	2.250%	5/15/2041	1,013	746
	United States Treasury Note/Bond	3.750%	8/15/2041	4,023	3,632
	United States Treasury Note/Bond	2.375%	2/15/2042	7,300	5,383
	United States Treasury Note/Bond	3.000%	5/15/2042	1,001	807
	United States Treasury Note/Bond	3.250%	5/15/2042	2,247	1,878
	United States Treasury Note/Bond	3.375%	8/15/2042	998	845
	United States Treasury Note/Bond	4.000%	11/15/2042	1,000	918
	United States Treasury Note/Bond	3.875%	2/15/2043	1,037	935
	United States Treasury Note/Bond	2.875%	5/15/2043	615	478
	United States Treasury Note/Bond	3.875%	5/15/2043	784	705
	United States Treasury Note/Bond	3.625%	8/15/2043	1,159	1,002
	United States Treasury Note/Bond	3.750%	11/15/2043	1,824	1,601
	United States Treasury Note/Bond	4.750%	11/15/2043	1,217	1,219
	United States Treasury Note/Bond	4.500%	2/15/2044	842	816
	United States Treasury Note/Bond	3.375%	5/15/2044	3,449	2,851
	United States Treasury Note/Bond	4.625%	5/15/2044	1,009	993
	United States Treasury Note/Bond	3.125%	8/15/2044	585	464
	United States Treasury Note/Bond	4.125%	8/15/2044	871	801
	United States Treasury Note/Bond	4.625%	11/15/2044	1,010	992
	United States Treasury Note/Bond	2.500%	2/15/2045	1,900	1,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.750%	2/15/2045	1,700	1,695
	United States Treasury Note/Bond	2.500%	2/15/2046	800	558
	United States Treasury Note/Bond	2.500%	5/15/2046	900	625
	United States Treasury Note/Bond	2.250%	8/15/2046	2,300	1,516
	United States Treasury Note/Bond	2.750%	11/15/2047	3,662	2,613
	United States Treasury Note/Bond	3.125%	5/15/2048	1,400	1,066
	United States Treasury Note/Bond	3.000%	8/15/2048	1,645	1,221
	United States Treasury Note/Bond	3.375%	11/15/2048	1,400	1,110
	United States Treasury Note/Bond	3.000%	2/15/2049	1,710	1,263
	United States Treasury Note/Bond	2.875%	5/15/2049	1,600	1,150
	United States Treasury Note/Bond	2.250%	8/15/2049	1,793	1,127
	United States Treasury Note/Bond	2.375%	11/15/2049	2,087	1,344
	United States Treasury Note/Bond	2.000%	2/15/2050	2,693	1,583
[2]	United States Treasury Note/Bond	1.250%	5/15/2050	3,175	1,524
	United States Treasury Note/Bond	1.375%	8/15/2050	3,070	1,513
	United States Treasury Note/Bond	1.625%	11/15/2050	1,838	968
	United States Treasury Note/Bond	1.875%	2/15/2051	1,800	1,008
[2]	United States Treasury Note/Bond	2.375%	5/15/2051	4,715	2,978
	United States Treasury Note/Bond	2.000%	8/15/2051	1,800	1,034
	United States Treasury Note/Bond	2.875%	5/15/2052	1,400	981
	United States Treasury Note/Bond	4.000%	11/15/2052	1,667	1,449
	United States Treasury Note/Bond	3.625%	2/15/2053	1,194	969
	United States Treasury Note/Bond	4.125%	8/15/2053	1,500	1,331
	United States Treasury Note/Bond	4.750%	11/15/2053	1,900	1,869
	United States Treasury Note/Bond	4.250%	2/15/2054	1,300	1,178
	United States Treasury Note/Bond	4.625%	5/15/2054	1,500	1,448
	United States Treasury Note/Bond	4.250%	8/15/2054	1,500	1,360
	United States Treasury Note/Bond	4.500%	11/15/2054	1,300	1,229
	United States Treasury Note/Bond	4.625%	2/15/2055	1,400	1,352
	United States Treasury Note/Bond	4.750%	5/15/2055	1,200	1,183
	United States Treasury Note/Bond	4.750%	8/15/2055	1,400	1,380
					249,685
Conventional Mortgage-Backed Securities (18.8%)
[3,4]	Fannie Mae Pool	4.100%	8/1/2030	1,125	1,127
[3,4]	Fannie Mae Pool	4.110%	9/1/2030	525	525
[3,4]	Fannie Mae Pool	4.140%	10/1/2030	500	501
[3,4]	Fannie Mae Pool	4.180%	8/1/2030	1,350	1,354
[3,4]	Fannie Mae Pool	4.190%	4/1/2030–5/1/2030	2,085	2,095
[3,4]	Fannie Mae Pool	4.220%	9/1/2030	1,160	1,165
[3,4]	Fannie Mae Pool	4.280%	11/1/2030	400	403
[3,4]	Fannie Mae Pool	4.290%	4/1/2030	1,630	1,644
[3,4]	Fannie Mae Pool	4.340%	9/1/2030	540	545
[3,4]	Fannie Mae Pool	4.360%	10/1/2032	200	200
[3,4]	Fannie Mae Pool	4.460%	6/1/2030	3,000	3,047
[3,4]	Fannie Mae Pool	4.600%	4/1/2030	1,200	1,225
[3,4]	Freddie Mac Gold Pool	3.900%	12/1/2029	1,300	1,296
[3,4]	Freddie Mac Gold Pool	4.000%	8/1/2030	500	498
[3,4]	Freddie Mac Gold Pool	4.030%	7/1/2030	800	799
[3,5]	Ginnie Mae II Pool	2.000%	11/20/2050–1/15/2056	8,989	7,444
[3]	Ginnie Mae II Pool	2.500%	1/20/2051–4/20/2052	9,393	8,108
[3]	Ginnie Mae II Pool	3.000%	11/20/2046–4/20/2052	6,594	5,939
[3]	Ginnie Mae II Pool	3.500%	11/20/2047–6/20/2052	4,613	4,264
[3]	Ginnie Mae II Pool	4.000%	9/20/2047–4/20/2054	4,217	4,022
[3]	Ginnie Mae II Pool	4.500%	9/20/2052–7/20/2053	3,715	3,644
[3,5]	Ginnie Mae II Pool	5.000%	10/20/2052–1/15/2056	5,467	5,489
[3,5]	Ginnie Mae II Pool	5.500%	12/20/2052–1/15/2056	8,536	8,670
[3]	Ginnie Mae II Pool	6.000%	12/20/2052–10/20/2055	3,295	3,388
[3]	Ginnie Mae II Pool	6.500%	9/20/2053–1/20/2055	1,392	1,447
[3]	Ginnie Mae II Pool	7.000%	2/20/2055	223	229
[3,4]	UMBS Pool	1.500%	1/1/2036–1/1/2051	5,417	4,529
[3,4,5]	UMBS Pool	2.000%	5/1/2036–1/25/2056	50,263	41,897
[3,4,5]	UMBS Pool	2.500%	9/1/2036–1/25/2056	31,977	27,722
[3,4,5]	UMBS Pool	3.000%	3/1/2037–1/25/2056	20,949	18,860
[3,4,5]	UMBS Pool	3.500%	6/1/2038–1/25/2056	11,455	10,668
[3,4]	UMBS Pool	4.000%	12/1/2039–1/1/2055	9,691	9,285
[3,4,5]	UMBS Pool	4.500%	5/1/2040–1/25/2056	8,060	7,932
[3,4,5]	UMBS Pool	6.000%	11/1/2052–1/25/2056	6,652	6,950
[3,4,5]	UMBS Pool	6.500%	9/1/2053–1/25/2056	4,740	4,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	UMBS Pool	7.000%	3/1/2055–4/1/2055	357	374
					202,254
Nonconventional Mortgage-Backed Securities (3.8%)
[3,4]	Fannie Mae Pool	1.772%	8/1/2051	189	182
[3,4]	Fannie Mae Pool	4.521%	9/1/2055	916	916
[3,4]	Fannie Mae Pool	4.551%	10/1/2055	1,368	1,369
[3,4]	Fannie Mae Pool	4.621%	8/1/2055	480	483
[3,4]	Fannie Mae Pool	4.849%	12/1/2055	200	201
[3,4]	Fannie Mae Pool	4.864%	12/1/2055	1,412	1,426
[3,4]	Fannie Mae Pool	5.004%	11/1/2055	685	693
[3,4]	Fannie Mae Pool	5.108%	12/1/2055	550	560
[3,4]	Fannie Mae Pool	5.110%	10/1/2055	239	243
[3,4]	Fannie Mae Pool	5.134%	9/1/2055	494	502
[3,4]	Fannie Mae Pool	5.167%	12/1/2055	230	234
[3,4]	Fannie Mae Pool	5.371%	5/1/2055	319	326
[3,4]	Fannie Mae REMICS	1.500%	1/25/2051	649	521
[3,4]	Fannie Mae REMICS	1.750%	9/25/2049	1,106	954
[3,4]	Fannie Mae REMICS	2.000%	6/25/2048	72	61
[3,4]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	1,932	1,737
[3,4]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	3,710	3,342
[3,4]	Fannie Mae REMICS	3.500%	2/25/2043–5/25/2047	449	417
[3,4]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	671	642
[3,4]	Fannie Mae REMICS	5.000%	8/25/2055	194	194
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.028%	9/1/2055	277	280
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.150%	12/1/2055	1,100	1,113
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.150%	5.209%	11/1/2055	309	314
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.183%	5.259%	10/1/2055	139	141
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	170	172
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.157%	10/1/2055	358	363
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.192%	5.143%	10/1/2055	329	334
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	4.562%	10/1/2055	449	448
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.960%	11/1/2055	218	221
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.100%	11/1/2055	379	383
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	180	181
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	269	272
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	342	347
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	350	355
[3,4]	Freddie Mac REMICS	1.000%	9/25/2050	170	131
[3,4]	Freddie Mac REMICS	2.000%	9/15/2047–5/25/2051	2,054	1,804
[3,4]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2048	1,883	1,709
[3,4]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	5,839	5,337
[3,4]	Freddie Mac REMICS	3.500%	3/15/2045–3/15/2047	1,592	1,472
[3,4]	Freddie Mac REMICS	4.000%	12/15/2047–6/25/2052	4,529	4,250
[3,4]	Freddie Mac REMICS	4.500%	12/25/2055	595	587
[3,4,6]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	233	205
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	1,466	1,469
[3]	Ginnie Mae REMICS	2.500%	10/20/2043–12/20/2050	873	770
[3]	Ginnie Mae REMICS	3.000%	5/20/2055	662	600
[3]	Ginnie Mae REMICS	3.500%	4/20/2048–5/20/2048	1,060	1,025
[3]	Ginnie Mae REMICS	4.000%	8/20/2041	1,400	1,351
[3,6]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	89	77
[3,6]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	200	167
					40,881
Total U.S. Government and Agency Obligations (Cost $490,034)					492,820
Asset-Backed/Commercial Mortgage-Backed Securities (9.7%)
[3,7]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100
[3,7]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	710	712
[3,7]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	100
[3,7]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	300	300
[3,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	145	147
[3,7]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	208	209
[3,7]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	232	234
[3,7]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	232	233
[3,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	102
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	60	61
[3,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	100	99
[3,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	100	98
[3,7]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	140	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	180	177
[3,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	140	136
[3,7]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	40	41
[3,7]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	50	51
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	103
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	175	183
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	110	112
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	100	102
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	102
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	103
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	104
[3,7]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.034%	10/20/2036	210	210
[3,7]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.434%	10/20/2036	230	230
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	10	10
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	85	85
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	90	89
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	130	123
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	40	36
[3]	BANK Series 2022-BNK40	3.390%	3/15/2064	600	561
[3]	BANK Series 2022-BNK40	3.390%	3/15/2064	20	18
[3]	BANK Series 2022-BNK41	3.789%	4/15/2065	50	48
[3]	BANK Series 2024-5YR7	5.769%	6/15/2057	290	303
[3]	BANK Series 2024-5YR9	5.614%	8/15/2057	180	187
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	210	223
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	450	458
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	90	91
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	500	528
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	150	158
[3]	BANK Series 2025-BNK50	5.875%	5/15/2068	60	63
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	120	117
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	30	29
[3,7]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	150	150
[3,7]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	380	381
[3,6,7]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	130	130
[3,6,7]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	180	180
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	160	159
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	20	18
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	30	27
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	20	20
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	400	418
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	225	235
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	420	432
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	90	94
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	150	161
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	60	62
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	270	284
[3]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	160	168
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	310	330
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	130	137
[3]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	40	42
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	235	232
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	225	220
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	80	82
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	104
[3,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	180	180
[3,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	210	210
[3,7]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	390	390
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	105	113
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	75	80
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	230	239
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	140	147
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	30	31
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	60	64
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	40	42
[3]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	50	52
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	210	222
[3]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	90	95
[3]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	580	598
[3]	BMO Mortgage Trust Series 2025-C13	5.687%	10/15/2058	190	196
[3]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	80	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	80	80
[3,7]	BX Trust Series 2019-OC11	3.202%	12/9/2041	60	57
[3,7]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	610	616
[3,6,7]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.324%	10/16/2028	15	15
[3,6,7]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	240	240
[3]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	30	31
[3]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	20	20
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	170	172
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	30	30
[3]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	10	10
[3]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	10	10
[3]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	20	20
[3]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	20	20
[3]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	40	41
[3]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	20	20
[3]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	30	30
[3]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	40	40
[3]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	60	60
[3]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	20	20
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	100	102
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	40	39
[3,7]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	290	294
[3,7]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	208	210
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	85	87
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	85	87
[3,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	70	72
[3,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	60	62
[3,7]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	50	51
[3,7]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	50
[3,7]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	249
[3,7]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/2038	100	100
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	60	60
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	390	371
[3,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	584	597
[3,7]	Citigroup Mortgage Loan Trust Series 2025-LTV1	5.237%	12/25/2055	987	988
[3,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	115	117
[3,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	87	88
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	30	28
[3,7]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	397	397
[3,7]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	310	312
[3,7]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	360	363
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.874%	5/25/2044	65	65
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.874%	7/25/2044	18	18
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.024%	9/25/2044	78	78
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.824%	1/25/2045	52	52
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	86	86
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.324%	3/25/2045	88	89
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.874%	5/25/2045	81	81
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	128	128
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.774%	9/25/2045	104	105
[3,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	103	102
[3,7]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	280	281
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	150	134
[3,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	101
[3,7]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	100
[3,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	110	106
[3,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	360	362
[3,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	230	232
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	70	71
[3]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	60	60
[3]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	90	91
[3]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	400	405
[3]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	340	340
[3,7]	Dryden 113 CLO Ltd. Series 2022-113A	4.995%	10/15/2037	100	100
[3,7]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/2038	250	251
[3,7]	Dryden 90 CLO Ltd. Series 2021-90A	5.463%	11/15/2038	290	291
[3,7]	Durst Commercial Mortgage Trust Series 2025-151	5.145%	8/10/2042	140	143
[3,7]	Elmwood CLO 21 Ltd. Series 2022-8A	5.116%	10/15/2038	190	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	Elmwood CLO 21 Ltd. Series 2022-8A	5.446%	10/15/2038	150	150
[3,7]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	180	183
[3,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[3,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	110	111
[3]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	100	100
[3]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	280	282
[3]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[3,4]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	1,700	1,550
[3,4]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	2,600	2,647
[3,4]	Fannie Mae-Aces Series 2025-M5	1.783%	11/25/2031	2,430	2,144
[3,7]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	102
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	1,280	1,298
[3,7]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	100	100
[3,7]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	70	70
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	50	51
[3,7]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	764	638
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	50	51
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	20	20
[3,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
[3,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	100	103
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/2029	85	87
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	40	41
[3]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	80	81
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	20	20
[3,7]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	150	154
[3,7]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	110	111
[3]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	140	142
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	100	103
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	100	101
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	360	364
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	80	81
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.224%	2/25/2044	232	233
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.124%	5/25/2044	42	42
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.924%	10/25/2044	10	10
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.124%	8/25/2044	92	92
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.824%	1/25/2045	17	17
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.974%	5/25/2045	81	81
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/2045	293	293
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/2045	59	59
[3,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	964	845
[3,7]	GCAT Trust Series 2024-INV2	6.000%	6/25/2054	308	312
[3,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	145	146
[3,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	277	282
[3,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	2,135	2,179
[3,7]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	270	271
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	60	60
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	60	61
[3]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	70	71
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	60	60
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	75	76
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	60	61
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	20	20
[3,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	75	77
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	300	306
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	20	20
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	160	162
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	75	77
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	85	87
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	100	101
[3,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	100	101
[3,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	100	101
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	905	833
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	30	27
[3,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	103
[3,7]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	160	160
[3,7]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	100
[3,7]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	190	191
[3,7]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	100
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	30	30
[3,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	110	114
[3,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	100	101
[3,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	100	101
[3,7]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	70	71
[3,7]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	120	121
[3,7]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	100
[3,7]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	100
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	139	140
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	182	183
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	277	279
[3,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/2028	30	30
[3,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	150	152
[3,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	100	101
[3,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	100	101
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	50	51
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	10	10
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	20	20
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	100	101
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	80	82
[3]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	130
[3,7]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/2037	110	110
[3,7]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	449	457
[3,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	169	172
[3,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	536	468
[3,7]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	271	227
[3,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	508	445
[3,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	30	30
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	30	30
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	20	20
[3,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	20	20
[3,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	40	41
[3,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	70	71
[3,7]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	40	40
[3,7]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	50	50
[3,7]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	90	90
[3,7]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	140	140
[3,7]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	380	381
[3,7]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	241	243
[3,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	85	87
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	240	253
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	190	200
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	200	200
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	200	198
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	140	133
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	1,217	1,135
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	146	150
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	177	177
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	6.000%	9/25/2054	2,838	2,894
[3,7]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	116	117
[3,7]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	204	204
[3,7]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	180	179
[3,7]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	190	190
[3]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	20	20
[3]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	30	30
[3]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	20	20
[3,7]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	100	100
[3,7]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	260	227
[3,5,7]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	170	170
[3,5,7]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	150	150
[3,7]	Octagon 57 Ltd. Series 2021-1A	4.962%	10/15/2034	150	150
[3,7]	Octagon 57 Ltd. Series 2021-1A	5.342%	10/15/2034	190	190
[3,7]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	590	596
[3,7]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	100	101
[3,7]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[3,7]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[3,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	100	102
[3,7]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	460	465
[3,7]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	250	252
[3,7]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	80	80
[3,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	81	82
[3,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	163	166
[3,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	690	702
[3,7]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	1,049	1,045
[3,6,7]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.224%	10/25/2056	675	675
[3,7]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	3,250	3,272
[3,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	800	815
[3,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	341	347
[3,7]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	163	165
[3,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	1,459	1,473
[3,7]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	1,765	1,777
[3,7]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	456	464
[3,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	950	960
[3,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	1,307	1,319
[3,6,7]	PMT Loan Trust Series 2025-INV9, SOFR30A + 1.300%	5.165%	9/1/2056	1,282	1,285
[3,6,7]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.224%	10/1/2056	4,704	4,703
[3,6,7]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.224%	11/25/2056	4,244	4,243
[3,7]	PMT Loan Trust Series 2025-INV12	5.293%	12/25/2056	2,200	2,200
[3,6,7]	PMT Loan Trust Series 2025-J4, SOFR30A + 1.400%	5.274%	12/1/2056	1,674	1,676
[3,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	99	96
[3,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	119	114
[3,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	199	191
[3,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	20	19
[3,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	130	124
[3,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	160	152
[3,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	60	56
[3,7]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	280	272
[3,7]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	150	144
[3,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	415	425
[3,7]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[3,7,8]	Red Oak Funding Master Trust Series 2025-1A	5.984%	12/20/2030	100	100
[3,7]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	190	188
[3,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	222	224
[3,7]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	250	251
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	50	51
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	85	88
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	60	61
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	60	62
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/2029	40	40
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	280	282
[3]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	390	393
[3]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	50	51
[3]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	895	907
[3]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	440	441
[3]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	220	221
[3,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	60	61
[3,7]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	30	30
[3,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	10	10
[3,7]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	30	30
[3,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	12	13
[3,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	6	6
[3,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	23	23
[3,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	15	15
[3,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	139	142
[3,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	59	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6,7]	Sequoia Mortgage Trust Series 2025-11, SOFR30A + 1.300%	5.174%	11/25/2055	954	954
[3,7]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	4,378	4,096
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	75	77
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	85	87
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	30	30
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	60	61
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	10	10
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	60	61
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	40	41
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	160	163
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	230	230
[3,7]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	100	89
[3,7]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[3,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	80	81
[3,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	70	70
[3,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	109	110
[3,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	59	61
[3,7]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	290	290
[3,7]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	490	487
[3,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	90	91
[3,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	140	141
[3,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	89	89
[3,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	100	104
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/2029	110	111
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	30	30
[3,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	202
[3,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	99	99
[3,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	100	99
[3,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	47	48
[3,7]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	99	99
[3,7]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	263	263
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	20	20
[3,7]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	230	231
[3,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	207	207
[3,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	10	10
[3,7]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	710	703
[3,7]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	440	435
[3,7]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	110	112
[3,7]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	160	163
[3,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	75	77
[3,7]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	100	101
[3]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	30	30
[3]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	40	41
[3]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	60	60
[3,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	110	112
[3,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	100	102
[3]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	70	71
[3,7]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	100	101
[3,7]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	100	102
[3,7]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	100
[3,7]	Voya CLO Ltd. Series 2022-3A	5.014%	10/20/2036	210	210
[3,7]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.404%	10/20/2038	150	150
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	300	302
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	330	341
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	750	771
[3,7]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	267	262
[3,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	44	43
[3,7]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	80	80
[3]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	30	31
[3]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	40	41
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $103,133)					103,887
Corporate Bonds (27.9%)
Communications (2.1%)
	Alphabet Inc.	5.700%	11/15/2075	703	692
[7]	Altice France SA	6.500%	4/15/2032	108	103
[7]	AMC Networks Inc.	10.250%	1/15/2029	35	37
	AMC Networks Inc.	4.250%	2/15/2029	143	127
[7]	AMC Networks Inc.	10.500%	7/15/2032	50	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	AT&T Inc.	4.100%	2/15/2028	400	400
	AT&T Inc.	4.350%	3/1/2029	750	754
	AT&T Inc.	4.550%	11/1/2032	300	298
	AT&T Inc.	4.900%	11/1/2035	300	296
	AT&T Inc.	4.900%	8/15/2037	250	243
	AT&T Inc.	5.550%	11/1/2045	720	693
	AT&T Inc.	4.500%	3/9/2048	1,050	865
	AT&T Inc.	3.650%	6/1/2051	110	77
	AT&T Inc.	3.500%	9/15/2053	500	334
	AT&T Inc.	3.550%	9/15/2055	25	17
	AT&T Inc.	3.800%	12/1/2057	688	473
[7]	Cable One Inc.	4.000%	11/15/2030	165	127
[7]	CCO Holdings LLC	5.125%	5/1/2027	250	250
[7]	CCO Holdings LLC	4.750%	3/1/2030	170	163
[7]	CCO Holdings LLC	4.500%	8/15/2030	186	175
[7]	CCO Holdings LLC	4.250%	2/1/2031	40	37
	CCO Holdings LLC	4.500%	5/1/2032	220	197
	Charter Communications Operating LLC	3.750%	2/15/2028	540	532
	Charter Communications Operating LLC	4.200%	3/15/2028	570	567
	Charter Communications Operating LLC	5.050%	3/30/2029	400	405
	Charter Communications Operating LLC	6.100%	6/1/2029	675	704
	Charter Communications Operating LLC	2.800%	4/1/2031	350	315
	Charter Communications Operating LLC	6.650%	2/1/2034	190	200
	Charter Communications Operating LLC	6.384%	10/23/2035	413	426
	Charter Communications Operating LLC	3.500%	6/1/2041	340	241
	Charter Communications Operating LLC	6.484%	10/23/2045	500	470
	Charter Communications Operating LLC	5.750%	4/1/2048	405	347
	Charter Communications Operating LLC	5.125%	7/1/2049	100	78
	Charter Communications Operating LLC	4.800%	3/1/2050	460	345
	Charter Communications Operating LLC	6.700%	12/1/2055	690	662
	Charter Communications Operating LLC	3.950%	6/30/2062	280	168
[7]	Cipher Compute LLC	7.125%	11/15/2030	55	56
	Comcast Corp.	3.400%	7/15/2046	50	35
	Comcast Corp.	2.937%	11/1/2056	540	303
	Comcast Corp.	2.987%	11/1/2063	130	70
[7]	CSC Holdings LLC	11.250%	5/15/2028	140	111
[7]	CSC Holdings LLC	4.125%	12/1/2030	185	114
[7]	Directv Financing LLC	8.875%	2/1/2030	90	91
[7]	Directv Financing LLC	10.000%	2/15/2031	80	82
[7]	DISH Network Corp.	11.750%	11/15/2027	28	29
[7]	EW Scripps Co.	9.875%	8/15/2030	45	45
[7]	Flash Compute LLC	7.250%	12/31/2030	55	55
[7]	Frontier Communications Holdings LLC	8.625%	3/15/2031	30	32
[7]	Gray Media Inc.	5.375%	11/15/2031	45	34
[7]	Gray Media Inc.	9.625%	7/15/2032	60	62
[7]	Gray Media Inc.	7.250%	8/15/2033	40	41
	Meta Platforms Inc.	4.200%	11/15/2030	650	651
	Meta Platforms Inc.	4.600%	11/15/2032	822	829
	Meta Platforms Inc.	5.500%	11/15/2045	450	437
	Meta Platforms Inc.	4.450%	8/15/2052	168	137
	Meta Platforms Inc.	5.400%	8/15/2054	850	790
	Meta Platforms Inc.	5.750%	11/15/2065	150	143
[7]	Midcontinent Communications	8.000%	8/15/2032	210	215
[7,9]	NTT Finance Corp.	4.567%	7/16/2027	200	202
[7]	Omnicom Group Inc.	3.375%	3/1/2041	25	19
[7]	Outfront Media Capital LLC	4.625%	3/15/2030	35	34
	Paramount Global	2.900%	1/15/2027	29	29
	Paramount Global	4.950%	1/15/2031	179	172
	Paramount Global	4.375%	3/15/2043	150	104
	Rogers Communications Inc.	5.300%	2/15/2034	300	302
	Rogers Communications Inc.	7.000%	4/15/2055	65	68
	Rogers Communications Inc.	7.125%	4/15/2055	110	116
[7]	Scripps Escrow II Inc.	3.875%	1/15/2029	15	14
[7]	Sunrise FinCo I BV	4.875%	7/15/2031	30	29
[10]	Time Warner Cable LLC	5.750%	6/2/2031	200	271
	Time Warner Cable LLC	7.300%	7/1/2038	15	16
	Time Warner Cable LLC	5.875%	11/15/2040	70	65
	Time Warner Cable LLC	4.500%	9/15/2042	7	5
	T-Mobile USA Inc.	4.625%	1/15/2033	510	507
	T-Mobile USA Inc.	4.375%	4/15/2040	100	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.000%	2/15/2041	350	260
	T-Mobile USA Inc.	4.500%	4/15/2050	170	140
	T-Mobile USA Inc.	3.300%	2/15/2051	214	143
	T-Mobile USA Inc.	5.650%	1/15/2053	230	222
[7]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	375	383
	Uber Technologies Inc.	4.800%	9/15/2034	210	210
	Uber Technologies Inc.	4.800%	9/15/2035	465	461
	Uber Technologies Inc.	5.350%	9/15/2054	230	218
[7]	Univision Communications Inc.	7.375%	6/30/2030	28	28
[7]	Univision Communications Inc.	8.500%	7/31/2031	138	144
[7]	Univision Communications Inc.	9.375%	8/1/2032	60	65
	Verizon Communications Inc.	4.750%	1/15/2033	664	663
	Verizon Communications Inc.	5.875%	11/30/2055	396	391
	Verizon Communications Inc.	2.987%	10/30/2056	480	285
[7]	Versant Media Group Inc.	7.250%	1/30/2031	25	26
	Vodafone Group plc	5.625%	2/10/2053	70	67
	Vodafone Group plc	5.750%	6/28/2054	140	136
[7]	VZ Secured Financing BV	5.000%	1/15/2032	25	23
[3]	Warnermedia Holdings Inc.	4.279%	3/15/2032	45	39
[3]	Warnermedia Holdings Inc.	5.050%	3/15/2042	40	28
[3]	Warnermedia Holdings Inc.	5.141%	3/15/2052	47	31
[7]	WULF Compute LLC	7.750%	10/15/2030	220	227
					22,468
Consumer Discretionary (2.1%)
[7]	1011778 BC ULC	3.875%	1/15/2028	11	11
[7]	1011778 BC ULC	6.125%	6/15/2029	70	72
[7]	1011778 BC ULC	5.625%	9/15/2029	85	87
[7]	Acushnet Co.	5.625%	12/1/2033	40	41
[7]	ADT Security Corp.	5.875%	10/15/2033	85	86
[7]	Advance Auto Parts Inc.	7.000%	8/1/2030	110	111
[7]	Advance Auto Parts Inc.	7.375%	8/1/2033	85	86
[7]	Allied Universal Holdco LLC	6.875%	6/15/2030	85	88
	Amazon.com Inc.	4.100%	11/20/2030	1,405	1,406
	Amazon.com Inc.	4.650%	11/20/2035	1,050	1,045
	Amazon.com Inc.	5.450%	11/20/2055	320	312
	Amazon.com Inc.	5.550%	11/20/2065	380	368
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	48	46
[7]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	20	20
	American Honda Finance Corp.	4.550%	7/9/2027	565	570
	American Honda Finance Corp.	4.550%	3/3/2028	550	556
[3]	American Honda Finance Corp.	5.050%	7/10/2031	110	113
[7]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	20	21
	AutoZone Inc.	5.400%	7/15/2034	350	362
	Bath & Body Works Inc.	7.500%	6/15/2029	45	46
[7]	Bath & Body Works Inc.	6.625%	10/1/2030	170	174
[7]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	15	16
[7]	Belron UK Finance plc	5.750%	10/15/2029	15	15
	BorgWarner Inc.	4.950%	8/15/2029	40	41
[7]	Brightstar Lottery plc	5.750%	1/15/2033	35	35
[7]	Builders FirstSource Inc.	6.750%	5/15/2035	70	73
[7]	Caesars Entertainment Inc.	6.000%	10/15/2032	220	214
[7]	Carnival Corp.	4.000%	8/1/2028	3	3
[7]	Carnival Corp.	5.125%	5/1/2029	130	132
[7]	Carnival Corp.	5.750%	3/15/2030	170	175
[7]	Carnival Corp.	5.875%	6/15/2031	195	201
[7]	Carnival Corp.	5.750%	8/1/2032	21	22
[7]	Champ Acquisition Corp.	8.375%	12/1/2031	5	5
[7]	Churchill Downs Inc.	5.750%	4/1/2030	46	46
[7]	Clarios Global LP	6.750%	2/15/2030	35	37
[7]	Clarios Global LP	6.750%	9/15/2032	30	31
	Ferguson Enterprises Inc.	4.350%	3/15/2031	275	274
[7]	Flutter Treasury DAC	5.875%	6/4/2031	155	157
	Ford Motor Co.	4.750%	1/15/2043	90	71
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	300	299
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	300	289
[3,10]	Ford Motor Credit Co. LLC	5.625%	10/9/2028	200	272
[7]	Garda World Security Corp.	6.500%	1/15/2031	75	77
[7]	Garda World Security Corp.	8.250%	8/1/2032	107	109
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.350%	7/15/2027	45	46
	General Motors Financial Co. Inc.	2.700%	8/20/2027	370	362
	General Motors Financial Co. Inc.	6.000%	1/9/2028	990	1,023
	General Motors Financial Co. Inc.	2.400%	4/10/2028	400	385
	General Motors Financial Co. Inc.	2.400%	10/15/2028	795	758
	General Motors Financial Co. Inc.	4.300%	4/6/2029	790	788
	General Motors Financial Co. Inc.	4.900%	10/6/2029	625	635
	General Motors Financial Co. Inc.	5.350%	1/7/2030	300	310
	General Motors Financial Co. Inc.	5.850%	4/6/2030	1,232	1,294
	General Motors Financial Co. Inc.	6.400%	1/9/2033	400	432
[7]	Gildan Activewear Inc.	4.700%	10/7/2030	30	30
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	8	8
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	159	163
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	85	81
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	95	98
[7]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	105	107
[7]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	85	86
[7]	JH North America Holdings Inc.	5.875%	1/31/2031	45	46
[7]	JH North America Holdings Inc.	6.125%	7/31/2032	15	15
[7]	Light & Wonder International Inc.	6.250%	10/1/2033	55	56
[7]	Live Nation Entertainment Inc.	6.500%	5/15/2027	12	12
	Lowe's Cos. Inc.	3.950%	10/15/2027	155	155
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	95
	Lowe's Cos. Inc.	4.250%	3/15/2031	295	294
	Lowe's Cos. Inc.	3.750%	4/1/2032	55	53
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,620	1,611
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,285	1,274
	Lowe's Cos. Inc.	5.625%	4/15/2053	180	174
[7]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	20	20
[7]	MGM China Holdings Ltd.	7.125%	6/26/2031	195	206
[7]	MIWD Holdco II LLC	5.500%	2/1/2030	110	107
[7]	NCL Corp. Ltd.	7.750%	2/15/2029	42	45
[7]	NCL Corp. Ltd.	5.875%	1/15/2031	45	45
[7]	NCL Corp. Ltd.	6.750%	2/1/2032	90	92
[7]	NCL Corp. Ltd.	6.250%	9/15/2033	25	25
[7]	NCL Finance Ltd.	6.125%	3/15/2028	60	62
	Newell Brands Inc.	6.375%	9/15/2027	107	108
[7]	Newell Brands Inc.	8.500%	6/1/2028	85	89
	Newell Brands Inc.	6.625%	9/15/2029	30	30
	Newell Brands Inc.	6.375%	5/15/2030	10	10
	Newell Brands Inc.	6.625%	5/15/2032	10	10
	Newell Brands Inc.	7.500%	4/1/2046	57	48
[7]	Nissan Motor Acceptance Co. LLC	7.050%	9/15/2028	25	26
[7]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[7]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	40	40
[7]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	145	145
[7]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	20	21
[7]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	85	90
[7]	Phinia Inc.	6.625%	10/15/2032	50	52
[7]	QXO Building Products Inc.	6.750%	4/30/2032	50	52
[7]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	15	15
[7]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	25	25
	Service Corp. International	5.750%	10/15/2032	100	102
	Six Flags Entertainment Corp.	5.250%	7/15/2029	20	19
[7]	Standard Building Solutions Inc.	6.500%	8/15/2032	15	15
[7]	Standard Building Solutions Inc.	6.250%	8/1/2033	20	20
[7]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	715	724
[3,11]	Stellantis NV	3.875%	6/6/2031	100	117
[7]	Studio City Finance Ltd.	5.000%	1/15/2029	121	116
[7]	Vail Resorts Inc.	5.625%	7/15/2030	70	71
[7]	Vail Resorts Inc.	6.500%	5/15/2032	150	156
[7]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	455	457
[11]	Volkswagen International Finance NV	3.748%	Perpetual	100	117
[7]	Wayfair LLC	7.250%	10/31/2029	25	26
	Whirlpool Corp.	6.125%	6/15/2030	45	45
	Whirlpool Corp.	6.500%	6/15/2033	266	258
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	120	118
[7]	Wynn Macau Ltd.	5.625%	8/26/2028	4	4
[7]	Wynn Macau Ltd.	5.125%	12/15/2029	12	12
[7]	Wynn Macau Ltd.	6.750%	2/15/2034	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	ZF North America Capital Inc.	7.500%	3/24/2031	300	304
					22,900
Consumer Staples (1.5%)
[7]	Albertsons Cos. Inc.	5.875%	2/15/2028	270	271
[7]	Albertsons Cos. Inc.	5.500%	3/31/2031	25	25
[7]	Albertsons Cos. Inc.	6.250%	3/15/2033	105	108
	Altria Group Inc.	5.800%	2/14/2039	520	535
	Altria Group Inc.	5.375%	1/31/2044	200	193
	Altria Group Inc.	3.700%	2/4/2051	25	18
[3,11]	Anheuser-Busch InBev SA/NV	4.125%	5/19/2045	100	113
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	25	26
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	400	383
	BAT Capital Corp.	3.557%	8/15/2027	25	25
	BAT Capital Corp.	2.259%	3/25/2028	60	58
	BAT Capital Corp.	6.343%	8/2/2030	250	270
	BAT Capital Corp.	4.625%	3/22/2033	1,190	1,182
	BAT Capital Corp.	6.421%	8/2/2033	134	148
	BAT Capital Corp.	4.758%	9/6/2049	122	103
	BAT Capital Corp.	5.650%	3/16/2052	60	57
	BAT Capital Corp.	7.081%	8/2/2053	270	306
[3,11]	BAT International Finance plc	2.000%	3/13/2045	100	81
	Coca-Cola Co.	5.200%	1/14/2055	185	178
	Constellation Brands Inc.	2.250%	8/1/2031	300	266
[7]	Darling Ingredients Inc.	5.250%	4/15/2027	50	50
[7]	Energizer Holdings Inc.	4.375%	3/31/2029	100	96
[7]	Energizer Holdings Inc.	6.000%	9/15/2033	230	220
[7]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	165	167
[7]	Imperial Brands Finance plc	4.500%	6/30/2028	400	403
[7]	Imperial Brands Finance plc	6.375%	7/1/2055	200	204
	JBS USA Holding Lux Sarl	3.750%	12/1/2031	360	341
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	340	318
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	370	332
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	66	69
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	254	280
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	250	256
[7]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	450	448
[7]	JBS USA LUX Sarl	6.375%	2/25/2055	560	569
[11]	JT International Financial Services BV	3.870%	9/4/2055	200	233
[7]	KeHE Distributors LLC	9.000%	2/15/2029	75	79
	Kraft Heinz Foods Co.	5.200%	7/15/2045	730	668
	Kraft Heinz Foods Co.	4.375%	6/1/2046	120	99
	Kraft Heinz Foods Co.	4.875%	10/1/2049	150	129
	Kraft Heinz Foods Co.	5.500%	6/1/2050	720	673
	Kroger Co.	5.500%	9/15/2054	850	810
	Kroger Co.	5.650%	9/15/2064	400	381
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	58	56
[7]	Mars Inc.	5.000%	3/1/2032	135	139
[7]	Mars Inc.	5.200%	3/1/2035	763	783
[7]	Mars Inc.	5.700%	5/1/2055	1,090	1,087
[7]	Mars Inc.	5.800%	5/1/2065	350	351
[7]	Opal Bidco SAS	6.500%	3/31/2032	235	241
[7]	Performance Food Group Inc.	5.500%	10/15/2027	150	150
[7]	Performance Food Group Inc.	6.125%	9/15/2032	20	21
[11]	Philip Morris International Inc.	3.250%	6/6/2032	100	116
	Philip Morris International Inc.	4.250%	10/29/2032	570	561
	Philip Morris International Inc.	5.375%	2/15/2033	75	78
	Philip Morris International Inc.	5.250%	2/13/2034	230	238
	Philip Morris International Inc.	4.625%	10/29/2035	170	166
[11]	Philip Morris International Inc.	2.000%	5/9/2036	100	97
[11]	Philip Morris International Inc.	1.450%	8/1/2039	100	83
[7]	Post Holdings Inc.	6.250%	2/15/2032	40	41
[7]	Post Holdings Inc.	6.375%	3/1/2033	25	25
[7]	Post Holdings Inc.	6.500%	3/15/2036	105	105
	Tyson Foods Inc.	3.550%	6/2/2027	200	199
[7]	US Foods Inc.	5.750%	4/15/2033	15	15
					15,723
Energy (2.3%)
[7]	Antero Midstream Partners LP	5.750%	10/15/2033	60	60
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	90	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	90	93
[7]	Blue Racer Midstream LLC	6.625%	7/15/2026	320	321
[7]	Blue Racer Midstream LLC	7.000%	7/15/2029	50	52
[7]	Blue Racer Midstream LLC	7.250%	7/15/2032	30	32
	Boardwalk Pipelines LP	4.800%	5/3/2029	35	35
	BP Capital Markets America Inc.	4.699%	4/10/2029	300	306
	BP Capital Markets America Inc.	3.060%	6/17/2041	703	535
	BP Capital Markets America Inc.	2.939%	6/4/2051	510	325
[7]	California Resources Corp.	7.000%	1/15/2034	50	49
	Cenovus Energy Inc.	2.650%	1/15/2032	40	36
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,230	1,135
	Cheniere Energy Partners LP	5.950%	6/30/2033	550	584
[7]	Chord Energy Corp.	6.000%	10/1/2030	50	51
[7]	Chord Energy Corp.	6.750%	3/15/2033	75	78
[7]	Civitas Resources Inc.	8.375%	7/1/2028	22	23
[7]	Civitas Resources Inc.	8.750%	7/1/2031	30	31
[7]	Civitas Resources Inc.	9.625%	6/15/2033	165	178
[7]	CNX Resources Corp.	7.375%	1/15/2031	10	10
[7]	CNX Resources Corp.	7.250%	3/1/2032	55	57
	ConocoPhillips	5.900%	10/15/2032	90	98
	ConocoPhillips Co.	5.500%	1/15/2055	300	287
	Continental Resources Inc.	4.900%	6/1/2044	90	72
[7]	Crescent Energy Finance LLC	7.875%	4/15/2032	22	22
[7]	Diamond Foreign Asset Co.	8.500%	10/1/2030	37	39
	Diamondback Energy Inc.	5.750%	4/18/2054	145	137
	Diamondback Energy Inc.	5.900%	4/18/2064	110	104
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	170	176
	Enbridge Energy Partners LP	7.375%	10/15/2045	300	347
	Enbridge Inc.	5.300%	4/5/2029	25	26
	Enbridge Inc.	6.700%	11/15/2053	275	302
	Enbridge Inc.	5.950%	4/5/2054	190	193
	Energy Transfer LP	5.250%	4/15/2029	101	104
	Energy Transfer LP	5.250%	7/1/2029	60	62
	Energy Transfer LP	6.400%	12/1/2030	67	72
	Energy Transfer LP	5.000%	5/15/2050	397	332
	Energy Transfer LP	5.950%	5/15/2054	470	445
	Enterprise Products Operating LLC	5.200%	1/15/2036	140	142
	Enterprise Products Operating LLC	3.700%	1/31/2051	850	624
	EOG Resources Inc.	5.650%	12/1/2054	1,340	1,312
	EQT Corp.	4.500%	1/15/2029	5	5
	EQT Corp.	7.500%	6/1/2030	3	3
[7]	Excelerate Energy LP	8.000%	5/15/2030	150	158
[11]	Exxon Mobil Corp.	1.408%	6/26/2039	100	84
	Exxon Mobil Corp.	3.567%	3/6/2045	300	235
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	631	615
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,199	1,087
	Genesis Energy LP	8.000%	5/15/2033	10	10
	Halliburton Co.	4.750%	8/1/2043	200	176
	Helmerich & Payne Inc.	4.850%	12/1/2029	360	361
	Hess Corp.	7.875%	10/1/2029	65	73
[7]	Hess Midstream Operations LP	6.500%	6/1/2029	12	12
[7]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	75	77
[3]	KazMunayGas National Co. JSC	4.750%	4/19/2027	430	432
	Kinder Morgan Inc.	5.150%	6/1/2030	300	310
	Kinder Morgan Inc.	5.950%	8/1/2054	310	308
[7]	Kinetik Holdings LP	6.625%	12/15/2028	80	82
	Marathon Petroleum Corp.	5.150%	3/1/2030	430	443
	MPLX LP	4.800%	2/15/2029	80	81
[7]	Permian Resources Operating LLC	7.000%	1/15/2032	200	208
	Petrobras Global Finance BV	5.125%	9/10/2030	362	355
	Petrobras Global Finance BV	6.250%	1/10/2036	499	489
[3]	Petronas Capital Ltd.	3.500%	4/21/2030	200	194
[7]	Petronas Capital Ltd.	4.950%	1/3/2031	320	330
[7]	Petronas Capital Ltd.	5.340%	4/3/2035	368	382
	Phillips 66	5.875%	5/1/2042	100	101
	Phillips 66 Co.	5.250%	6/15/2031	60	62
	Phillips 66 Co.	5.650%	6/15/2054	60	56
	Plains All American Pipeline LP	4.700%	1/15/2031	130	131
	Plains All American Pipeline LP	5.600%	1/15/2036	200	203
	Range Resources Corp.	8.250%	1/15/2029	90	91

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Rockies Express Pipeline LLC	6.750%	3/15/2033	90	95
[3]	SA Global Sukuk Ltd.	1.602%	6/17/2026	5,005	4,945
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	45	45
[7]	SM Energy Co.	7.000%	8/1/2032	125	123
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	110	118
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	20	21
	Suncor Energy Inc.	4.000%	11/15/2047	30	23
[7]	Sunoco LP	5.625%	3/15/2031	45	45
[7]	Sunoco LP	7.875%	Perpetual	70	72
[7]	Tallgrass Energy Partners LP	6.000%	12/31/2030	20	20
[7]	Tallgrass Energy Partners LP	6.750%	3/15/2034	90	90
	Targa Resources Corp.	5.200%	7/1/2027	40	41
	Targa Resources Corp.	6.150%	3/1/2029	65	68
[3,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	200	215
[3,11]	TotalEnergies SE	1.625%	Perpetual	100	114
[3,11]	TotalEnergies SE	2.000%	Perpetual	300	348
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	393	394
[7]	Transocean International Ltd.	8.250%	5/15/2029	42	42
[7]	Transocean International Ltd.	8.500%	5/15/2031	25	25
[7]	Transocean International Ltd.	7.875%	10/15/2032	35	36
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	53	55
[7]	Valaris Ltd.	8.375%	4/30/2030	46	48
	Valero Energy Corp.	5.150%	2/15/2030	170	175
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	56	53
[7]	Venture Global LNG Inc.	8.375%	6/1/2031	45	45
[7]	Venture Global LNG Inc.	9.875%	2/1/2032	220	227
[7]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	30	31
[7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	30	31
[7]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	195	199
[7]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	195	200
	Western Midstream Operating LP	4.750%	8/15/2028	40	40
	Williams Cos. Inc.	5.300%	8/15/2028	55	57
	Williams Cos. Inc.	4.900%	3/15/2029	300	306
	Williams Cos. Inc.	5.800%	11/15/2054	570	564
					25,045
Financials (10.1%)
[7]	200 Park Funding Trust	5.740%	2/15/2055	294	292
	AerCap Ireland Capital DAC	3.650%	7/21/2027	300	298
	AerCap Ireland Capital DAC	4.625%	10/15/2027	300	303
	AerCap Ireland Capital DAC	4.875%	4/1/2028	276	281
	AerCap Ireland Capital DAC	3.000%	10/29/2028	1,110	1,076
	AerCap Ireland Capital DAC	5.100%	1/19/2029	750	767
	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	356
	AerCap Ireland Capital DAC	3.400%	10/29/2033	150	136
	AerCap Ireland Capital DAC	4.950%	9/10/2034	400	400
[7]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	13	13
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	30	31
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	22	23
	Ally Financial Inc.	5.737%	5/15/2029	180	184
	American Express Co.	5.043%	7/26/2028	121	123
	American Express Co.	5.085%	1/30/2031	210	217
	American Express Co.	4.989%	5/26/2033	320	325
	American Express Co.	4.918%	7/20/2033	400	407
	American Express Co.	5.667%	4/25/2036	340	359
	American International Group Inc.	4.850%	5/7/2030	980	1,004
	American International Group Inc.	5.125%	3/27/2033	405	417
	American International Group Inc.	4.750%	4/1/2048	90	80
	American International Group Inc.	4.375%	6/30/2050	40	33
[7]	AmWINS Group Inc.	6.375%	2/15/2029	77	79
[7]	AmWINS Group Inc.	4.875%	6/30/2029	33	32
	Aon North America Inc.	5.150%	3/1/2029	140	144
	Aon North America Inc.	5.450%	3/1/2034	450	468
	Apollo Global Management Inc.	5.150%	8/12/2035	1,197	1,199
	Apollo Global Management Inc.	5.800%	5/21/2054	95	93
	Apollo Global Management Inc.	6.000%	12/15/2054	137	136
	Ares Strategic Income Fund	5.700%	3/15/2028	130	132
	Ares Strategic Income Fund	6.350%	8/15/2029	8	8
[3,11]	Aroundtown SA	3.500%	5/13/2030	500	581
[3,11]	Aroundtown SA	3.250%	1/2/2031	100	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Artea Bankas AB	4.853%	12/5/2028	100	120
[11]	Artea Bankas AB	3.739%	10/7/2029	300	352
	Arthur J Gallagher & Co.	4.600%	12/15/2027	200	202
[7]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	235	244
	Athene Holding Ltd.	4.125%	1/12/2028	800	799
	Athene Holding Ltd.	3.450%	5/15/2052	370	234
	Athene Holding Ltd.	6.625%	10/15/2054	80	80
[11]	Athora Holding Ltd.	6.625%	6/16/2028	400	501
[11]	Athora Holding Ltd.	5.875%	9/10/2034	100	125
[10]	Aviva plc	6.125%	9/12/2054	100	138
	Banco Santander SA	6.607%	11/7/2028	100	107
	Banco Santander SA	2.749%	12/3/2030	400	364
	Banco Santander SA	5.439%	7/15/2031	300	315
[3]	Bank of America Corp.	4.948%	7/22/2028	340	345
[3]	Bank of America Corp.	3.970%	3/5/2029	120	120
[3]	Bank of America Corp.	2.496%	2/13/2031	725	675
	Bank of America Corp.	2.687%	4/22/2032	867	795
	Bank of America Corp.	2.572%	10/20/2032	720	649
	Bank of America Corp.	4.571%	4/27/2033	180	180
	Bank of America Corp.	5.511%	1/24/2036	350	365
	Bank of America Corp.	5.464%	5/9/2036	300	312
[3]	Bank of America Corp.	4.443%	1/20/2048	100	87
[3]	Bank of America Corp.	4.083%	3/20/2051	340	273
[3,11]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	200	234
	Bank of Montreal	3.088%	1/10/2037	270	243
	Bank of New York Mellon Corp.	4.543%	2/1/2029	150	152
[3]	Bank of New York Mellon Corp.	6.474%	10/25/2034	120	134
	Bank of New York Mellon Corp.	5.316%	6/6/2036	979	1,014
	Barclays plc	6.496%	9/13/2027	820	833
	Barclays plc	4.337%	1/10/2028	500	501
	Barclays plc	5.674%	3/12/2028	200	204
	Barclays plc	4.837%	9/10/2028	140	142
	Barclays plc	5.086%	2/25/2029	274	279
[3]	Barclays plc	5.088%	6/20/2030	200	203
	Barclays plc	2.894%	11/24/2032	570	518
[3,11]	Barclays plc	4.973%	5/31/2036	200	246
	Barclays plc	4.950%	1/10/2047	300	275
[7]	Block Inc.	5.625%	8/15/2030	35	36
[7]	Block Inc.	6.000%	8/15/2033	30	31
[7]	BNP Paribas SA	5.176%	1/9/2030	400	410
[7]	BNP Paribas SA	5.497%	5/20/2030	100	103
[7]	BNP Paribas SA	5.283%	11/19/2030	200	206
[3,10]	BNP Paribas SA	2.000%	5/24/2031	200	267
[7]	BNP Paribas SA	5.894%	12/5/2034	300	319
[10]	BPCE SA	2.500%	11/30/2032	400	517
[7]	BPCE SA	6.508%	1/18/2035	100	106
[7]	Bread Financial Holdings Inc.	6.750%	5/15/2031	75	78
	Brown & Brown Inc.	4.700%	6/23/2028	171	173
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	190	206
	Capital One Financial Corp.	5.468%	2/1/2029	215	221
	Capital One Financial Corp.	6.312%	6/8/2029	355	373
	Capital One Financial Corp.	5.700%	2/1/2030	60	62
[3]	Capital One Financial Corp.	7.624%	10/30/2031	240	271
	Capital One Financial Corp.	5.268%	5/10/2033	50	51
	Capital One Financial Corp.	6.051%	2/1/2035	103	109
	Capital One Financial Corp.	6.183%	1/30/2036	410	428
	Capital One Financial Corp.	5.197%	9/11/2036	374	372
	Carlyle Group Inc.	5.050%	9/19/2035	74	73
	Charles Schwab Corp.	6.136%	8/24/2034	167	182
	Citigroup Inc.	4.643%	5/7/2028	2,215	2,233
[3]	Citigroup Inc.	4.075%	4/23/2029	350	350
	Citigroup Inc.	4.542%	9/19/2030	520	524
	Citigroup Inc.	6.174%	5/25/2034	90	96
	Citigroup Inc.	5.827%	2/13/2035	120	125
	Citigroup Inc.	6.020%	1/24/2036	190	199
[3,10]	Close Brothers Finance plc	2.750%	10/19/2026	100	133
[3,10]	Close Brothers Finance plc	1.625%	12/3/2030	200	228
[10]	Close Brothers Group plc	7.750%	6/14/2028	200	284
[7]	Cooperatieve Rabobank UA	3.649%	4/6/2028	200	199
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	5.250%	8/4/2045	550	518
	Corebridge Financial Inc.	3.650%	4/5/2027	50	50
	Corebridge Financial Inc.	3.850%	4/5/2029	30	30
[7,9]	Corebridge Global Funding	4.650%	8/20/2027	1,520	1,536
[7]	Credit Acceptance Corp.	9.250%	12/15/2028	50	52
[7]	Credit Acceptance Corp.	6.625%	3/15/2030	235	236
[7]	Credit Agricole SA	4.631%	9/11/2028	250	252
	Credit Suisse USA LLC	7.125%	7/15/2032	150	171
[7]	Danske Bank A/S	5.427%	3/1/2028	200	203
	Deutsche Bank AG	2.552%	1/7/2028	310	305
[3]	Deutsche Bank AG	5.373%	1/10/2029	400	408
	Deutsche Bank AG	4.999%	9/11/2030	750	761
[3]	Deutsche Bank AG	3.547%	9/18/2031	730	695
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	200	233
[3,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	400	479
[3,11]	Eurobank SA	4.000%	2/7/2036	100	117
	Fifth Third Bancorp	6.339%	7/27/2029	1,293	1,361
	Fifth Third Bancorp	4.895%	9/6/2030	500	508
[7]	Focus Financial Partners LLC	6.750%	9/15/2031	75	78
[7]	Freedom Mortgage Corp.	6.625%	1/15/2027	50	50
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	5	5
[7]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	60	60
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	35	37
[7]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	30	31
[7]	GGAM Finance Ltd.	8.000%	2/15/2027	40	41
[7]	Global Atlantic Fin Co.	7.950%	6/15/2033	192	219
[7]	Global Atlantic Fin Co.	6.750%	3/15/2054	60	61
	Goldman Sachs Group Inc.	3.615%	3/15/2028	300	298
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	400	398
	Goldman Sachs Group Inc.	5.049%	7/23/2030	340	348
	Goldman Sachs Group Inc.	4.692%	10/23/2030	170	172
[3]	Goldman Sachs Group Inc.	5.207%	1/28/2031	340	351
[3]	Goldman Sachs Group Inc.	4.369%	10/21/2031	50	50
	Goldman Sachs Group Inc.	1.992%	1/27/2032	725	644
	Goldman Sachs Group Inc.	2.615%	4/22/2032	321	293
	Goldman Sachs Group Inc.	2.383%	7/21/2032	410	367
	Goldman Sachs Group Inc.	5.536%	1/28/2036	600	623
	Goldman Sachs Group Inc.	6.750%	10/1/2037	169	189
[3]	Goldman Sachs Group Inc.	4.411%	4/23/2039	25	23
	Goldman Sachs Group Inc.	6.250%	2/1/2041	100	109
	Goldman Sachs Group Inc.	5.150%	5/22/2045	380	355
	Goldman Sachs Group Inc.	4.750%	10/21/2045	360	326
	Goldman Sachs Group Inc.	5.561%	11/19/2045	985	985
	Golub Capital Private Credit Fund	5.875%	5/1/2030	209	212
[11]	Helvetia Europe SA	2.750%	9/30/2041	200	221
[7]	Howden UK Refinance plc	7.250%	2/15/2031	60	62
[7]	Howden UK Refinance plc	8.125%	2/15/2032	15	15
[7]	HPS Corporate Lending Fund	4.900%	9/11/2028	505	502
	HPS Corporate Lending Fund	5.950%	4/14/2032	160	162
	HSBC Holdings plc	5.210%	8/11/2028	380	386
[3]	HSBC Holdings plc	2.013%	9/22/2028	300	290
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	4.899%	3/3/2029	695	705
	HSBC Holdings plc	4.950%	3/31/2030	400	410
[3]	HSBC Holdings plc	3.973%	5/22/2030	865	854
	HSBC Holdings plc	5.240%	5/13/2031	310	319
	HSBC Holdings plc	4.619%	11/6/2031	1,351	1,354
	HSBC Holdings plc	2.804%	5/24/2032	200	183
[3]	HSBC Holdings plc	6.500%	9/15/2037	230	249
	HSBC Holdings plc	6.100%	1/14/2042	390	420
	HSBC USA Inc.	4.650%	6/3/2028	524	532
	Huntington Bancshares Inc.	4.443%	8/4/2028	430	432
	Huntington Bancshares Inc.	6.208%	8/21/2029	400	420
	Huntington Bancshares Inc.	5.709%	2/2/2035	133	139
	Huntington Bancshares Inc.	2.487%	8/15/2036	60	52
	Huntington National Bank	4.871%	4/12/2028	400	403
	Huntington National Bank	5.650%	1/10/2030	100	105
[3,11]	ING Groep NV	4.375%	8/15/2034	100	121
	Intercontinental Exchange Inc.	3.625%	9/1/2028	27	27
	Intercontinental Exchange Inc.	5.200%	6/15/2062	150	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,11]	IWG US Finance LLC	6.500%	6/28/2030	100	128
[11]	IWG US Finance LLC	5.125%	5/14/2032	200	238
[11]	JAB Holdings BV	4.375%	4/25/2034	200	243
	JPMorgan Chase & Co.	5.040%	1/23/2028	50	51
	JPMorgan Chase & Co.	4.979%	7/22/2028	578	586
	JPMorgan Chase & Co.	4.505%	10/22/2028	320	323
	JPMorgan Chase & Co.	5.012%	1/23/2030	380	390
	JPMorgan Chase & Co.	4.603%	10/22/2030	190	193
[3]	JPMorgan Chase & Co.	2.522%	4/22/2031	300	279
	JPMorgan Chase & Co.	5.103%	4/22/2031	610	630
	JPMorgan Chase & Co.	5.350%	6/1/2034	400	416
	JPMorgan Chase & Co.	6.254%	10/23/2034	40	44
	JPMorgan Chase & Co.	5.576%	7/23/2036	843	873
	JPMorgan Chase & Co.	6.400%	5/15/2038	25	28
	JPMorgan Chase & Co.	5.400%	1/6/2042	460	468
	JPMorgan Chase & Co.	4.850%	2/1/2044	300	284
	JPMorgan Chase & Co.	4.950%	6/1/2045	310	292
	KeyBank NA	5.000%	1/26/2033	50	50
	KeyCorp	6.401%	3/6/2035	50	54
	KKR & Co. Inc.	5.100%	8/7/2035	110	110
[3,11]	Kommunalkredit Austria AG	5.250%	3/28/2029	400	492
	LPL Holdings Inc.	6.000%	5/20/2034	114	120
	M&T Bank Corp.	4.553%	8/16/2028	175	176
[3]	M&T Bank Corp.	4.833%	1/16/2029	330	335
	M&T Bank Corp.	5.179%	7/8/2031	338	347
	M&T Bank Corp.	6.082%	3/13/2032	327	348
	M&T Bank Corp.	5.053%	1/27/2034	311	313
	M&T Bank Corp.	5.400%	7/30/2035	398	402
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	253
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	387	390
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	340	311
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	740	712
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	380	339
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	300	312
[3]	Morgan Stanley	5.652%	4/13/2028	400	408
[3]	Morgan Stanley	3.591%	7/22/2028	110	109
	Morgan Stanley	5.123%	2/1/2029	140	143
	Morgan Stanley	4.654%	10/18/2030	1,170	1,184
	Morgan Stanley	5.230%	1/15/2031	300	309
[3]	Morgan Stanley	4.356%	10/22/2031	2,762	2,753
	Morgan Stanley	5.831%	4/19/2035	1,010	1,073
	Morgan Stanley	5.587%	1/18/2036	1,010	1,056
	Morgan Stanley	2.484%	9/16/2036	400	352
[3]	Morgan Stanley	3.971%	7/22/2038	25	22
[3]	Morgan Stanley	4.457%	4/22/2039	155	146
	Morgan Stanley	3.217%	4/22/2042	120	94
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	250	255
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	364	369
	Nasdaq Inc.	5.350%	6/28/2028	36	37
[7]	National Australia Bank Ltd.	2.990%	5/21/2031	100	92
	National Bank of Canada	4.950%	2/1/2028	510	515
	NatWest Group plc	6.475%	6/1/2034	320	336
[7]	NatWest Markets plc	5.416%	5/17/2027	450	459
	Navient Corp.	4.875%	3/15/2028	4	4
	Navient Corp.	9.375%	7/25/2030	13	14
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204
	Nomura Holdings Inc.	5.842%	1/18/2028	200	206
	Nomura Holdings Inc.	2.999%	1/22/2032	100	91
	Northern Trust Corp.	4.150%	11/19/2030	306	306
	Northern Trust Corp.	5.117%	11/19/2040	342	343
[3,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	100	133
[7]	Omnis Funding Trust	6.722%	5/15/2055	253	263
	OneMain Finance Corp.	3.500%	1/15/2027	26	26
	OneMain Finance Corp.	6.125%	5/15/2030	20	20
	OneMain Finance Corp.	6.750%	3/15/2032	100	103
	OneMain Finance Corp.	6.500%	3/15/2033	60	60
	OneMain Finance Corp.	6.750%	9/15/2033	60	61
[7]	Panther Escrow Issuer LLC	7.125%	6/1/2031	110	114
[7]	Park Intermediate Holdings LLC	7.000%	2/1/2030	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	490	504
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	225	239
[3]	PNC Bank NA	4.050%	7/26/2028	991	992
	PNC Financial Services Group Inc.	5.354%	12/2/2028	610	626
	PNC Financial Services Group Inc.	5.492%	5/14/2030	320	333
	PNC Financial Services Group Inc.	2.307%	4/23/2032	90	81
	PNC Financial Services Group Inc.	5.939%	8/18/2034	820	880
	PNC Financial Services Group Inc.	5.373%	7/21/2036	300	309
[3]	Prudential Financial Inc.	5.700%	12/14/2036	450	477
[3]	Prudential Financial Inc.	4.600%	5/15/2044	100	89
	Prudential Financial Inc.	6.500%	3/15/2054	40	42
[3,11]	Public Property Invest A/S	4.625%	3/12/2030	200	241
[3,11]	Public Property Invest A/S	4.375%	10/1/2032	100	116
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	700	817
[11]	Raiffeisen Bank International AG	1.375%	6/17/2033	100	112
	Regions Financial Corp.	5.722%	6/6/2030	707	737
[7]	Rocket Cos. Inc.	6.500%	8/1/2029	35	36
[7]	Rocket Cos. Inc.	6.125%	8/1/2030	50	52
[7]	Rocket Cos. Inc.	6.375%	8/1/2033	120	125
[7]	Rocket Mortgage LLC	2.875%	10/15/2026	180	177
[7]	Rocket Mortgage LLC	3.875%	3/1/2031	45	43
[3]	Royal Bank of Canada	4.522%	10/18/2028	557	562
[3]	Royal Bank of Canada	4.969%	8/2/2030	733	751
[3]	Royal Bank of Canada	4.650%	10/18/2030	250	253
[3]	Royal Bank of Canada	5.153%	2/4/2031	1,030	1,060
	Royal Bank of Canada	4.696%	8/6/2031	310	314
	Royal Bank of Canada	4.305%	11/3/2031	400	398
[7]	Ryan Specialty LLC	5.875%	8/1/2032	50	51
	Santander UK Group Holdings plc	4.320%	9/22/2029	1,687	1,688
[10]	Scottish Widows Ltd.	7.000%	6/16/2043	100	142
[7]	Shift4 Payments LLC	6.750%	8/15/2032	55	57
	Sixth Street Lending Partners	6.125%	7/15/2030	280	287
	State Street Corp.	4.834%	4/24/2030	690	710
	State Street Corp.	5.159%	5/18/2034	400	413
	State Street Corp.	5.146%	2/28/2036	320	327
	State Street Corp.	4.784%	10/23/2036	617	614
	Suci Second Investment Co.	4.375%	9/10/2027	1,915	1,918
	Synovus Bank	5.957%	1/15/2036	275	277
	Synovus Financial Corp.	6.168%	11/1/2030	292	303
[3,11]	Talanx AG	2.250%	12/5/2047	100	116
	Toronto-Dominion Bank	4.783%	12/17/2029	370	379
[11]	Triodos Bank NV	4.875%	9/12/2029	300	364
[3]	Truist Bank	4.136%	10/23/2029	300	300
	UBS AG	4.864%	1/10/2028	250	252
[7]	UBS Group AG	4.253%	3/23/2028	475	475
[7]	UBS Group AG	4.151%	12/23/2029	1,410	1,408
[7]	UBS Group AG	5.617%	9/13/2030	720	752
[7]	UBS Group AG	4.398%	9/23/2031	850	846
[7]	UBS Group AG	3.091%	5/14/2032	250	232
[7]	UBS Group AG	4.844%	11/6/2033	626	626
[7]	UBS Group AG	5.580%	5/9/2036	840	874
[7]	UBS Group AG	5.010%	3/23/2037	1,351	1,339
	US Bancorp	5.775%	6/12/2029	447	465
	US Bancorp	5.384%	1/23/2030	50	52
	US Bancorp	5.083%	5/15/2031	950	979
[3]	US Bancorp	4.967%	7/22/2033	500	505
	US Bancorp	4.839%	2/1/2034	100	101
	US Bancorp	5.836%	6/12/2034	330	352
	US Bancorp	2.491%	11/3/2036	820	716
[7]	USI Inc.	7.500%	1/15/2032	30	31
[7]	UWM Holdings LLC	6.625%	2/1/2030	15	15
[11]	Volksbank Wien AG	5.750%	6/21/2034	100	122
[3]	Wells Fargo & Co.	4.300%	7/22/2027	300	301
[3]	Wells Fargo & Co.	2.393%	6/2/2028	60	59
[3]	Wells Fargo & Co.	2.879%	10/30/2030	520	495
	Wells Fargo & Co.	5.211%	12/3/2035	400	409
	Wells Fargo & Co.	5.605%	4/23/2036	600	629
[3]	Wells Fargo & Co.	3.068%	4/30/2041	290	225
	Wells Fargo & Co.	3.900%	5/1/2045	150	122
[3]	Wells Fargo & Co.	4.400%	6/14/2046	781	651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	WEX Inc.	6.500%	3/15/2033	145	149
					108,529
Health Care (1.6%)
[7]	1261229 BC Ltd.	10.000%	4/15/2032	195	203
	AbbVie Inc.	5.400%	3/15/2054	130	126
	Amgen Inc.	2.450%	2/21/2030	500	466
	Amgen Inc.	3.150%	2/21/2040	550	433
	Amgen Inc.	5.600%	3/2/2043	145	146
	Amgen Inc.	5.650%	3/2/2053	1,105	1,082
	Amgen Inc.	5.750%	3/2/2063	100	97
[7]	Bausch + Lomb Corp.	8.375%	10/1/2028	15	16
[3,11]	Bayer AG	6.625%	9/25/2083	500	623
	Becton Dickinson & Co.	4.874%	2/8/2029	80	82
	Becton Dickinson & Co.	4.669%	6/6/2047	300	261
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	300	245
	Cardinal Health Inc.	5.750%	11/15/2054	355	354
	Cencora Inc.	4.300%	12/15/2047	25	21
[7]	Charles River Laboratories International Inc.	3.750%	3/15/2029	30	29
	Cigna Group	2.400%	3/15/2030	500	464
	Cigna Group	5.600%	2/15/2054	670	650
[7]	Community Health Systems Inc.	10.875%	1/15/2032	104	114
[7]	Community Health Systems Inc.	9.750%	1/15/2034	80	84
	CVS Health Corp.	5.000%	1/30/2029	500	511
	CVS Health Corp.	4.125%	4/1/2040	420	358
	CVS Health Corp.	5.875%	6/1/2053	310	300
[7]	DaVita Inc.	4.625%	6/1/2030	90	88
[7]	DaVita Inc.	3.750%	2/15/2031	14	13
[7]	DaVita Inc.	6.875%	9/1/2032	100	104
[7]	DaVita Inc.	6.750%	7/15/2033	30	31
	Elevance Health Inc.	5.150%	6/15/2029	100	103
	Elevance Health Inc.	4.550%	3/1/2048	90	76
	Elevance Health Inc.	3.600%	3/15/2051	100	71
	Elevance Health Inc.	5.125%	2/15/2053	400	361
	Elevance Health Inc.	5.650%	6/15/2054	185	180
	Elevance Health Inc.	5.700%	9/15/2055	425	417
[7]	Fortrea Holdings Inc.	7.500%	7/1/2030	43	44
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	130	133
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	235	239
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	340	340
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	520	455
	HCA Inc.	5.000%	3/1/2028	75	76
	HCA Inc.	5.250%	3/1/2030	145	150
	HCA Inc.	4.600%	11/15/2032	295	293
	HCA Inc.	5.750%	3/1/2035	35	37
	HCA Inc.	4.900%	11/15/2035	205	202
	HCA Inc.	4.625%	3/15/2052	35	28
	Humana Inc.	5.750%	3/1/2028	200	206
[7]	IQVIA Inc.	5.000%	10/15/2026	50	50
[7]	IQVIA Inc.	6.250%	6/1/2032	80	84
	McKesson Corp.	4.950%	5/30/2032	1,205	1,237
[7]	Medline Borrower LP	3.875%	4/1/2029	66	64
[7]	Medline Borrower LP	6.250%	4/1/2029	10	10
[7]	Medline Borrower LP	5.250%	10/1/2029	18	18
	Merck & Co. Inc.	4.450%	12/4/2032	224	224
[7]	Organon & Co.	6.750%	5/15/2034	145	131
	Pfizer Inc.	4.500%	11/15/2032	510	511
	Pfizer Inc.	5.700%	11/15/2065	395	389
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	300	284
	Quest Diagnostics Inc.	4.200%	6/30/2029	55	55
[7]	Radiology Partners Inc.	8.500%	7/15/2032	65	68
[7]	Star Parent Inc.	9.000%	10/1/2030	15	16
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	127
	Tenet Healthcare Corp.	4.625%	6/15/2028	30	30
	Tenet Healthcare Corp.	6.125%	10/1/2028	4	4
	Tenet Healthcare Corp.	6.125%	6/15/2030	30	31
[7]	Tenet Healthcare Corp.	5.500%	11/15/2032	155	157
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	8	8
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	36	36
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	140	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	100	104
	UnitedHealth Group Inc.	2.000%	5/15/2030	330	301
	UnitedHealth Group Inc.	4.650%	1/15/2031	525	536
[9]	UnitedHealth Group Inc.	4.625%	7/15/2035	300	296
	UnitedHealth Group Inc.	6.500%	6/15/2037	100	112
	UnitedHealth Group Inc.	3.500%	8/15/2039	300	250
	UnitedHealth Group Inc.	4.250%	6/15/2048	410	335
	UnitedHealth Group Inc.	5.950%	6/15/2055	315	324
	UnitedHealth Group Inc.	5.750%	7/15/2064	460	449
	Zoetis Inc.	4.700%	2/1/2043	107	98
					16,798
Industrials (1.6%)
[7]	Air Canada	3.875%	8/15/2026	330	329
[7]	Allison Transmission Inc.	5.875%	6/1/2029	100	102
[7]	Allison Transmission Inc.	5.875%	12/1/2033	90	91
[7]	American Airlines Inc.	7.250%	2/15/2028	90	92
[7]	American Airlines Inc.	5.750%	4/20/2029	190	193
[7]	American Airlines Inc.	8.500%	5/15/2029	50	52
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	17	17
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	48	46
	Amphenol Corp.	3.800%	11/15/2027	358	358
	Amphenol Corp.	3.900%	11/15/2028	184	184
	Amphenol Corp.	4.125%	11/15/2030	306	304
	Amphenol Corp.	4.400%	2/15/2033	169	167
	Amphenol Corp.	4.625%	2/15/2036	309	303
	Amphenol Corp.	5.300%	11/15/2055	201	192
[7]	Arcosa Inc.	6.875%	8/15/2032	15	16
[7]	Axon Enterprise Inc.	6.250%	3/15/2033	15	16
	Boeing Co.	2.800%	3/1/2027	500	492
	Boeing Co.	5.040%	5/1/2027	530	535
	Boeing Co.	3.200%	3/1/2029	525	509
	Boeing Co.	6.298%	5/1/2029	595	632
	Boeing Co.	5.150%	5/1/2030	1,180	1,212
	Boeing Co.	3.600%	5/1/2034	450	409
	Boeing Co.	6.528%	5/1/2034	1,205	1,333
	Boeing Co.	3.250%	2/1/2035	750	657
	Boeing Co.	5.705%	5/1/2040	350	357
	Boeing Co.	3.750%	2/1/2050	250	182
	Boeing Co.	5.805%	5/1/2050	345	339
	Boeing Co.	6.858%	5/1/2054	685	768
[7]	Bombardier Inc.	7.000%	6/1/2032	20	21
[7]	Bombardier Inc.	6.750%	6/15/2033	25	26
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	30	32
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	250	235
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	133
[7]	BWX Technologies Inc.	4.125%	6/30/2028	70	69
	Canadian Pacific Railway Co.	3.500%	5/1/2050	97	70
	Carrier Global Corp.	6.200%	3/15/2054	500	540
[3,11]	CIMIC Finance Ltd.	1.500%	5/28/2029	400	438
[7]	Clean Harbors Inc.	5.125%	7/15/2029	50	50
[7]	Clean Harbors Inc.	5.750%	10/15/2033	75	77
	CSX Corp.	3.800%	11/1/2046	30	24
[7]	Delta Air Lines Inc.	4.750%	10/20/2028	440	443
	Eaton Capital ULC	4.450%	5/9/2030	200	202
[7]	Enpro Inc.	6.125%	6/1/2033	65	67
[7]	Entegris Inc.	4.375%	4/15/2028	200	199
[7]	ERAC USA Finance LLC	7.000%	10/15/2037	95	110
[7]	Gates Corp.	6.875%	7/1/2029	70	73
	General Electric Co.	4.900%	1/29/2036	441	447
[7]	Herc Holdings Inc.	6.625%	6/15/2029	20	21
[7]	Herc Holdings Inc.	7.000%	6/15/2030	60	63
[7]	Herc Holdings Inc.	5.750%	3/15/2031	70	71
[7]	Herc Holdings Inc.	7.250%	6/15/2033	25	27
[7]	Herc Holdings Inc.	6.000%	3/15/2034	35	35
	Hillenbrand Inc.	6.250%	2/15/2029	70	72
	Honeywell International Inc.	5.250%	3/1/2054	60	57
	Honeywell International Inc.	5.350%	3/1/2064	30	28
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	928	959
[7]	JetBlue Airways Corp.	9.875%	9/20/2031	91	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	5.250%	6/1/2031	110	114
	Lockheed Martin Corp.	4.300%	6/15/2062	120	94
	Lockheed Martin Corp.	5.200%	2/15/2064	105	97
	Norfolk Southern Corp.	3.050%	5/15/2050	200	131
	Northrop Grumman Corp.	5.200%	6/1/2054	300	280
	RTX Corp.	4.875%	10/15/2040	150	145
	RTX Corp.	6.400%	3/15/2054	424	466
	Ryder System Inc.	4.300%	12/1/2030	133	132
[7]	Siemens Funding BV	5.900%	5/28/2065	370	386
[7]	TopBuild Corp.	5.625%	1/31/2034	160	162
[7]	TransDigm Inc.	6.750%	8/15/2028	30	31
[7]	TransDigm Inc.	6.375%	3/1/2029	90	93
[7]	TransDigm Inc.	6.625%	3/1/2032	5	5
[7]	TransDigm Inc.	6.375%	5/31/2033	360	369
[7]	United Airlines Inc.	4.625%	4/15/2029	24	24
	United Parcel Service Inc.	6.050%	5/14/2065	200	206
[7]	WESCO Distribution Inc.	6.375%	3/15/2033	120	125
					17,428
Materials (1.0%)
[7]	Alcoa Nederland Holding BV	6.125%	5/15/2028	35	35
[7]	Alumina Pty Ltd.	6.125%	3/15/2030	30	31
[7]	Alumina Pty Ltd.	6.375%	9/15/2032	250	259
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	940	953
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	830	852
[11]	Amcor UK Finance plc	3.750%	2/20/2033	200	232
	Amrize Finance US LLC	5.400%	4/7/2035	340	351
[7,11]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	100	119
[7]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	75	77
	Ball Corp.	6.000%	6/15/2029	30	31
	Ball Corp.	2.875%	8/15/2030	104	96
	Ball Corp.	5.500%	9/15/2033	20	20
	Berry Global Inc.	5.650%	1/15/2034	9	9
[7]	Big River Steel LLC	6.625%	1/31/2029	235	236
[3]	Braskem Netherlands Finance BV	4.500%	1/31/2030	204	79
[7]	Carpenter Technology Corp.	5.625%	3/1/2034	35	36
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	300	297
[7]	Chemours Co.	4.625%	11/15/2029	139	126
[7]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	150	148
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	25	26
[7]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	55	58
[7]	Commercial Metals Co.	5.750%	11/15/2033	81	83
[7]	Commercial Metals Co.	6.000%	12/15/2035	45	46
	CRH America Finance Inc.	4.400%	2/9/2031	450	450
	CRH America Finance Inc.	5.000%	2/9/2036	700	703
[7]	Crown Americas LLC	5.875%	6/1/2033	125	128
	Eastman Chemical Co.	4.500%	12/1/2028	41	41
[7]	Element Solutions Inc.	3.875%	9/1/2028	250	245
[7]	First Quantum Minerals Ltd.	7.250%	2/15/2034	20	21
	FMC Corp.	5.650%	5/18/2033	65	57
	FMC Corp.	8.450%	11/1/2055	140	111
[7]	Georgia-Pacific LLC	4.400%	6/30/2028	200	202
[7]	Graphic Packaging International LLC	3.750%	2/1/2030	100	94
[7]	Hudbay Minerals Inc.	4.500%	4/1/2026	45	45
[7]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	90	90
[7]	Kaiser Aluminum Corp.	4.500%	6/1/2031	120	116
[7]	Kaiser Aluminum Corp.	5.875%	3/1/2034	30	30
	LYB International Finance III LLC	2.250%	10/1/2030	90	80
[7]	Magnera Corp.	4.750%	11/15/2029	30	28
[7]	Magnera Corp.	7.250%	11/15/2031	90	88
[7]	NOVA Chemicals Corp.	9.000%	2/15/2030	52	56
[7]	Novelis Corp.	4.750%	1/30/2030	217	210
[7]	Novelis Corp.	3.875%	8/15/2031	18	16
	Nutrien Ltd.	4.900%	6/1/2043	60	55
[7]	Olympus Water US Holding Corp.	7.250%	6/15/2031	30	31
[7]	Olympus Water US Holding Corp.	7.250%	2/15/2033	300	302
[7]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	100	100
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	172	176
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	50	51
[7]	Qnity Electronics Inc.	5.750%	8/15/2032	45	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Qnity Electronics Inc.	6.250%	8/15/2033	30	31
[7]	Quikrete Holdings Inc.	6.375%	3/1/2032	80	83
[7]	Quikrete Holdings Inc.	6.750%	3/1/2033	105	110
[7]	Sealed Air Corp.	6.125%	2/1/2028	6	6
[7]	Sealed Air Corp.	5.000%	4/15/2029	10	10
[7]	Sealed Air Corp.	6.500%	7/15/2032	140	145
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	215	217
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	210	217
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	520	524
[7]	SNF Group SACA	3.125%	3/15/2027	125	123
[7]	SNF Group SACA	3.375%	3/15/2030	100	93
[7]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	50	50
	Steel Dynamics Inc.	4.000%	12/15/2028	630	629
	Suzano Netherlands BV	5.500%	1/15/2036	200	198
[7]	Trivium Packaging Finance BV	8.250%	7/15/2030	44	47
[7]	Trivium Packaging Finance BV	12.250%	1/15/2031	70	76
[7]	Vale Overseas Ltd.	6.000%	2/25/2056	366	365
[7]	WR Grace Holdings LLC	5.625%	8/15/2029	90	85
[7]	WR Grace Holdings LLC	7.375%	3/1/2031	70	72
[7]	WR Grace Holdings LLC	6.625%	8/15/2032	70	71
	WRKCo Inc.	4.000%	3/15/2028	50	50
					10,974
Real Estate (0.6%)
	American Homes 4 Rent LP	4.950%	6/15/2030	750	765
	Brandywine Operating Partnership LP	8.875%	4/12/2029	170	183
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	24
	COPT Defense Properties LP	4.500%	10/15/2030	61	61
	Crown Castle Inc.	3.650%	9/1/2027	700	694
	Crown Castle Inc.	5.000%	1/11/2028	340	345
	Crown Castle Inc.	3.800%	2/15/2028	330	327
	Crown Castle Inc.	4.900%	9/1/2029	400	406
	Crown Castle Inc.	3.300%	7/1/2030	865	820
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	100	118
[7]	EF Holdco	7.375%	9/30/2030	55	56
	ERP Operating LP	4.500%	7/1/2044	25	22
	Essex Portfolio LP	5.500%	4/1/2034	40	41
	Essex Portfolio LP	5.375%	4/1/2035	281	289
	Extra Space Storage LP	5.700%	4/1/2028	70	72
	Extra Space Storage LP	4.950%	1/15/2033	353	357
	Highwoods Realty LP	2.600%	2/1/2031	138	124
	Highwoods Realty LP	7.650%	2/1/2034	71	81
	Host Hotels & Resorts LP	4.250%	12/15/2028	185	185
	Hudson Pacific Properties LP	3.950%	11/1/2027	10	10
	Hudson Pacific Properties LP	5.950%	2/15/2028	25	25
[3,11]	ICADE	4.375%	5/22/2035	200	231
	Mid-America Apartments LP	5.000%	3/15/2034	90	91
	MPT Operating Partnership LP	3.500%	3/15/2031	3	2
[7]	MPT Operating Partnership LP	8.500%	2/15/2032	260	278
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	152	147
[11]	Prologis Euro Finance LLC	3.875%	9/22/2037	100	115
	Realty Income Corp.	5.125%	2/15/2034	200	205
	Regency Centers LP	5.250%	1/15/2034	200	206
[7]	RHP Hotel Properties LP	6.500%	6/15/2033	45	47
	SBA Communications Corp.	3.875%	2/15/2027	100	99
[7]	Service Properties Trust	0.000%	9/30/2027	30	27
	Service Properties Trust	5.500%	12/15/2027	20	20
	Service Properties Trust	8.375%	6/15/2029	27	27
	Service Properties Trust	4.950%	10/1/2029	100	87
[7]	Starwood Property Trust Inc.	6.000%	4/15/2030	30	31
[7]	Starwood Property Trust Inc.	6.500%	10/15/2030	55	57
[7]	XHR LP	4.875%	6/1/2029	10	10
[7]	XHR LP	6.625%	5/15/2030	10	10
					6,695
Technology (2.7%)
[7]	Amkor Technology Inc.	5.875%	10/1/2033	30	31
[3]	Bidvest Group UK plc	6.200%	9/17/2032	300	306
[7]	Boost Newco Borrower LLC	7.500%	1/15/2031	48	51
	Broadcom Inc.	4.600%	7/15/2030	1,501	1,525
	Broadcom Inc.	4.900%	7/15/2032	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	2.600%	2/15/2033	320	282
[7]	Broadcom Inc.	4.926%	5/15/2037	30	30
	CDW LLC	5.100%	3/1/2030	50	51
[7]	Central Parent Inc.	7.250%	6/15/2029	36	31
[7]	Central Parent LLC	8.000%	6/15/2029	4	3
[7]	Cloud Software Group Inc.	6.500%	3/31/2029	97	98
[7]	Cloud Software Group Inc.	9.000%	9/30/2029	11	11
[7]	Cloud Software Group Inc.	8.250%	6/30/2032	188	197
	Dell International LLC	4.750%	4/1/2028	390	396
	Dell International LLC	5.300%	10/1/2029	90	93
	Dell International LLC	4.350%	2/1/2030	1,290	1,291
	Dell International LLC	4.750%	10/6/2032	600	599
[7]	Ellucian Holdings Inc.	6.500%	12/1/2029	25	26
[7]	Fair Isaac Corp.	6.000%	5/15/2033	90	92
	Fiserv Inc.	4.200%	10/1/2028	400	399
[11]	Fiserv Inc.	4.500%	5/24/2031	100	121
	Fiserv Inc.	4.400%	7/1/2049	310	243
[7]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,360	1,440
[7]	Foundry JV Holdco LLC	5.900%	1/25/2033	1,779	1,863
[7]	Foundry JV Holdco LLC	6.100%	1/25/2036	1,600	1,675
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	880	925
[7]	Gen Digital Inc.	6.250%	4/1/2033	55	57
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	994	994
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	788	792
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	406	408
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	40	40
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	122	121
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	400	410
[7]	Imola Merger Corp.	4.750%	5/15/2029	100	99
	Intel Corp.	3.150%	5/11/2027	400	395
	Intel Corp.	4.875%	2/10/2028	300	304
	Intel Corp.	1.600%	8/12/2028	570	535
	Intel Corp.	2.450%	11/15/2029	918	857
	Intel Corp.	5.200%	2/10/2033	688	701
	Intel Corp.	4.800%	10/1/2041	300	266
	Intel Corp.	4.100%	5/19/2046	130	99
	Intel Corp.	3.734%	12/8/2047	242	172
	Intel Corp.	3.250%	11/15/2049	475	304
	Intel Corp.	3.050%	8/12/2051	434	266
	Intel Corp.	5.700%	2/10/2053	138	128
	Intel Corp.	5.600%	2/21/2054	903	833
	Intel Corp.	3.100%	2/15/2060	440	247
	Intel Corp.	5.050%	8/5/2062	640	520
[7]	Kioxia Holdings Corp.	6.250%	7/24/2030	35	36
[7]	Kioxia Holdings Corp.	6.625%	7/24/2033	65	68
[7]	McAfee Corp.	7.375%	2/15/2030	114	99
	Oracle Corp.	4.500%	5/6/2028	300	300
	Oracle Corp.	4.800%	8/3/2028	380	382
	Oracle Corp.	2.950%	4/1/2030	475	438
	Oracle Corp.	3.250%	5/15/2030	210	196
	Oracle Corp.	4.450%	9/26/2030	1,189	1,163
	Oracle Corp.	4.800%	9/26/2032	231	223
	Oracle Corp.	5.200%	9/26/2035	1,881	1,805
	Oracle Corp.	5.875%	9/26/2045	360	325
	Oracle Corp.	4.000%	11/15/2047	165	113
	Oracle Corp.	3.850%	4/1/2060	19	12
	Oracle Corp.	5.500%	9/27/2064	244	195
	Paychex Inc.	5.350%	4/15/2032	120	124
	QUALCOMM Inc.	4.650%	5/20/2035	450	452
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	15	15
[7]	Science Applications International Corp.	5.875%	11/1/2033	105	106
[7]	SS&C Technologies Inc.	5.500%	9/30/2027	105	105
	Synopsys Inc.	4.650%	4/1/2028	420	426
[7]	UKG Inc.	6.875%	2/1/2031	200	206
	Verisk Analytics Inc.	4.125%	3/15/2029	400	399
	Verisk Analytics Inc.	5.250%	3/15/2035	500	509
	Western Digital Corp.	4.750%	2/15/2026	37	37
	Workday Inc.	3.700%	4/1/2029	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	X Corp.	9.500%	10/26/2029	300	299
					28,421
Utilities (2.3%)
	AEP Texas Inc.	5.450%	5/15/2029	70	72
	AEP Texas Inc.	5.850%	10/15/2055	360	354
	AEP Transmission Co. LLC	5.375%	6/15/2035	275	284
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	270	265
[3]	Appalachian Power Co.	4.500%	3/1/2049	210	172
	Atmos Energy Corp.	5.000%	12/15/2054	230	209
	Atmos Energy Corp.	5.450%	1/15/2056	450	435
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	25	22
[7]	California Buyer Ltd.	6.375%	2/15/2032	75	75
[7]	Calpine Corp.	4.500%	2/15/2028	45	45
[7]	Calpine Corp.	4.625%	2/1/2029	170	170
[7]	Clearway Energy Operating LLC	4.750%	3/15/2028	15	15
[7]	Clearway Energy Operating LLC	3.750%	2/15/2031	100	93
[7]	Clearway Energy Operating LLC	3.750%	1/15/2032	100	91
[3]	Colbun SA	5.375%	9/11/2035	110	110
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	90	78
[3]	Dominion Energy Inc.	3.375%	4/1/2030	400	386
[3]	Dominion Energy Inc.	2.250%	8/15/2031	5	4
	Dominion Energy Inc.	5.375%	11/15/2032	5	5
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	267	269
	Duke Energy Carolinas LLC	3.750%	6/1/2045	60	47
	Duke Energy Carolinas LLC	3.700%	12/1/2047	30	23
	Duke Energy Corp.	4.300%	3/15/2028	50	50
	Duke Energy Corp.	4.850%	1/5/2029	200	204
	Duke Energy Corp.	5.000%	8/15/2052	400	353
[7]	Enel Finance International NV	3.625%	5/25/2027	400	397
[7]	Energuate Trust 2 0	6.350%	9/15/2035	390	389
[3,10]	Engie SA	5.750%	10/28/2050	100	127
	Entergy Arkansas LLC	3.350%	6/15/2052	90	61
	Entergy Mississippi LLC	5.800%	4/15/2055	180	181
	Entergy Texas Inc.	5.000%	9/15/2052	25	22
	Exelon Corp.	5.300%	3/15/2033	400	416
	Exelon Corp.	4.100%	3/15/2052	130	100
	Exelon Corp.	5.600%	3/15/2053	230	223
	Exelon Corp.	5.875%	3/15/2055	570	571
[3]	FirstEnergy Corp.	4.850%	7/15/2047	410	361
[3]	FirstEnergy Corp.	3.400%	3/1/2050	200	138
	FirstEnergy Transmission LLC	4.550%	1/15/2030	5	5
[7]	FirstEnergy Transmission LLC	4.750%	1/15/2033	179	179
	Florida Power & Light Co.	5.600%	2/15/2066	730	720
	Georgia Power Co.	4.950%	5/17/2033	325	332
	Georgia Power Co.	5.250%	3/15/2034	400	413
	Georgia Power Co.	4.300%	3/15/2042	300	262
	Georgia Power Co.	5.125%	5/15/2052	300	280
[7]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	290	294
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	260	196
[7]	Jersey Central Power & Light Co.	4.150%	1/15/2029	60	60
[7]	Jersey Central Power & Light Co.	5.150%	1/15/2036	390	394
	MidAmerican Energy Co.	5.850%	9/15/2054	900	925
	MidAmerican Energy Co.	5.300%	2/1/2055	160	151
	National Grid plc	5.602%	6/12/2028	900	929
	National Grid plc	5.809%	6/12/2033	220	234
	National Grid plc	5.418%	1/11/2034	300	310
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	217	224
	NiSource Inc.	5.200%	7/1/2029	175	180
	NiSource Inc.	5.350%	4/1/2034	6	6
	NiSource Inc.	4.375%	5/15/2047	100	83
	NiSource Inc.	5.850%	4/1/2055	440	438
[7]	NRG Energy Inc.	5.750%	7/15/2029	30	30
[7]	NRG Energy Inc.	5.750%	1/15/2034	100	101
[7]	NRG Energy Inc.	6.250%	11/1/2034	20	21
[7]	NRG Energy Inc.	6.000%	1/15/2036	130	132
	Pacific Gas & Electric Co.	5.550%	5/15/2029	90	93
	Pacific Gas & Electric Co.	4.500%	7/1/2040	150	131
[7]	Pattern Energy Operations LP	4.500%	8/15/2028	8	8
	Pinnacle West Capital Corp.	4.900%	5/15/2028	160	163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	5.250%	5/15/2053	425	407
[7]	PSEG Power LLC	5.200%	5/15/2030	645	660
	Public Service Co. of Oklahoma	5.450%	1/15/2036	400	410
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	210	216
	Southern California Edison Co.	4.875%	2/1/2027	300	302
	Southern California Edison Co.	5.150%	6/1/2029	500	511
[3]	Southern California Gas Co.	3.950%	2/15/2050	90	69
	Southern Co.	5.500%	3/15/2029	350	363
[3]	Southern Co.	3.700%	4/30/2030	1,560	1,523
	Southern Co.	5.700%	3/15/2034	1,375	1,448
	Southern Co.	4.850%	3/15/2035	210	207
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	70	70
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	530	534
[3]	Southern Power Co.	4.900%	10/1/2035	230	228
[3,10]	SW Finance I plc	6.640%	3/31/2026	120	162
[3,10]	SW Finance I plc	1.625%	3/30/2027	300	386
[10]	SW Finance I plc	7.750%	10/31/2031	200	287
[3,10]	SW Finance I plc	6.875%	8/7/2032	100	140
[7]	Talen Energy Supply LLC	6.250%	2/1/2034	105	107
[7]	Talen Energy Supply LLC	6.500%	2/1/2036	75	78
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	290	298
	TransAlta Corp.	5.875%	2/1/2034	30	30
[3,10]	United Utilities Water Finance plc	5.750%	6/26/2036	100	136
[3,10]	United Utilities Water Finance plc	5.125%	10/6/2038	100	125
[3,10]	United Utilities Water Finance plc	5.250%	1/22/2046	100	119
[11]	Veolia Environnement SA	1.625%	Perpetual	100	116
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	75	63
	Virginia Electric & Power Co.	5.700%	8/15/2053	50	49
[7]	Vistra Operations Co. LLC	5.000%	7/31/2027	64	64
[7]	Vistra Operations Co. LLC	4.300%	10/15/2028	810	810
[7]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	95	94
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	200	205
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	100	105
[3,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	100	130
[3,10]	Yorkshire Water Finance plc	2.750%	4/18/2041	200	175
					24,738
Total Corporate Bonds (Cost $297,384)					299,719
Floating Rate Loan Interests (0.3%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.134%	5/28/2032	69	70
[6]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	15	15
[6]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/2030	55	55
[6]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.466%	2/15/2029	209	209
[6]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	7.966%	1/15/2031	254	255
[6]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.922%	9/13/2032	225	227
[6]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	25	25
[6]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.966%	10/28/2032	30	30
[6]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.466%	1/28/2032	279	280
[6]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	6.623%	3/26/2032	244	234
[6]	Dawn Bidco LLC First Lien Term Loan, TSFR12M + 3.500%	7.259%	8/20/2032	75	75
[6]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.466%	4/23/2031	16	16
[6]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	6.122%	9/30/2032	35	35
[6]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.236%	7/1/2031	5	5
[6]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	340	342
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.716%	3/1/2029	209	192
[6]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.686%	4/28/2032	279	281
[6]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR12M + 2.250%	6.233%	10/29/2032	40	40
[6]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.466%	11/28/2028	103	103
[6]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.280%	6/25/2032	130	130
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.216%	7/31/2031	119	119
[6]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.947%	4/30/2030	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	40	40
Total Floating Rate Loan Interests (Cost $2,829)					2,818
Sovereign Bonds (12.7%)
[11]	Adif Alta Velocidad	3.125%	1/31/2030	900	1,067
[11]	Adif Alta Velocidad	3.625%	4/30/2035	1,100	1,296
[3,11]	Arab Republic of Egypt	4.750%	4/16/2026	428	502
[3]	Arab Republic of Egypt	8.500%	1/31/2047	200	197
[3]	Arab Republic of Egypt	8.700%	3/1/2049	200	200
[3]	Argentine Republic	1.000%	7/9/2029	53	48
[3]	Argentine Republic	0.750%	7/9/2030	1,971	1,677
[3]	Argentine Republic	5.000%	1/9/2038	800	621
[3]	Argentine Republic	4.125%	7/9/2046	1,494	1,064
[3]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	300	305
[3]	Benin Government Bond	8.375%	1/23/2041	200	211
[3]	Bermuda	3.717%	1/25/2027	540	536
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	595	627
[3,7]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,199	4,199
[3]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,710	4,713
[11]	City of Madrid Spain	3.360%	10/31/2035	2,280	2,648
[3]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	267	268
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,710	1,693
[3]	Corp. Nacional del Cobre de Chile	3.750%	1/15/2031	1,000	959
[3,7]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	400	418
[3]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	255	272
[3]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	360	364
[3]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	210	213
[3]	Dominican Republic	5.950%	1/25/2027	4,594	4,644
[3]	Dominican Republic	6.000%	7/19/2028	1,400	1,435
[3]	Dominican Republic	5.500%	2/22/2029	1,694	1,716
[3]	Dominican Republic	4.500%	1/30/2030	1,553	1,515
[3]	Dominican Republic	7.050%	2/3/2031	2,550	2,739
[3]	Dominican Republic	4.875%	9/23/2032	1,090	1,050
[3,7]	Dominican Republic	6.950%	3/15/2037	277	297
	Ecopetrol SA	8.625%	1/19/2029	69	74
	Ecopetrol SA	7.750%	2/1/2032	387	397
[12]	Eskom Holdings	4.314%	7/23/2027	200	199
[3,11]	European Union	0.300%	11/4/2050	1,548	789
[3,11]	European Union	0.700%	7/6/2051	2,209	1,267
[3]	Federal Republic of Nigeria	8.375%	3/24/2029	400	426
[3,7]	Federal Republic of Nigeria	8.631%	1/13/2036	275	296
[3]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	200	209
[3]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	230	242
[7,11]	Hellenic Republic	4.375%	7/18/2038	403	506
[11]	Hellenic Republic	4.200%	1/30/2042	213	261
[7,11]	Hellenic Republic	4.125%	6/15/2054	472	541
[3]	Ivory Coast Government Bond	6.125%	6/15/2033	350	350
[3,13]	Japan	0.400%	3/20/2050	350,100	1,178
[3,13]	Japan	1.200%	6/20/2053	35,350	138
[3]	Kingdom of Belgium	4.875%	6/10/2055	388	348
[3]	Kingdom of Morocco	5.950%	3/8/2028	3,250	3,346
[3]	KSA Sukuk Ltd.	4.303%	1/19/2029	482	484
[3,7]	KSA Sukuk Ltd.	4.303%	1/19/2029	400	401
[3,14]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	2,120	2,177
[3,11,14]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	309	389
[11,14]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	200	240
[3,7]	OCP SA	6.100%	4/30/2030	273	285
[3]	Oman Government Bond	4.750%	6/15/2026	2,895	2,897
[3]	Oman Government Bond	5.375%	3/8/2027	1,566	1,583
[3]	Oman Government Bond	6.750%	10/28/2027	1,253	1,305
[3,11]	OMERS Finance Trust	3.250%	1/28/2035	874	1,007
[3]	Paraguay Government Bond	4.700%	3/27/2027	1,956	1,968
[3]	Paraguay Government Bond	4.950%	4/28/2031	2,300	2,334
[3,7]	Paraguay Government Bond	6.650%	3/4/2055	408	442
[3]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	201	202
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	400	409
	Petroleos Mexicanos	6.490%	1/23/2027	387	392
	Petroleos Mexicanos	6.500%	3/13/2027	330	335
	Petroleos Mexicanos	5.350%	2/12/2028	2,040	2,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petroleos Mexicanos	6.500%	1/23/2029	2,230	2,265
	Petroleos Mexicanos	8.750%	6/2/2029	2,824	3,026
	Petroleos Mexicanos	6.840%	1/23/2030	1,350	1,371
	Petroleos Mexicanos	6.375%	1/23/2045	340	272
	Petroleos Mexicanos	6.750%	9/21/2047	10	8
[3]	Petroliam Nasional Bhd.	7.625%	10/15/2026	400	411
[3,7,11]	Portuguese Republic	3.625%	6/12/2054	1,139	1,253
[11]	Province of British Columbia	3.900%	10/10/2045	1,061	1,211
[11]	Queensland Treasury Corp.	3.250%	5/21/2035	1,180	1,356
[11]	Republic of Albania	4.750%	2/14/2035	475	565
[3,11]	Republic of Bulgaria	3.500%	5/7/2034	497	587
[3,11]	Republic of Bulgaria	4.125%	5/7/2038	1,635	1,942
[3]	Republic of Chile	2.750%	1/31/2027	2,400	2,362
[3]	Republic of Chile	3.240%	2/6/2028	2,000	1,966
[3,11]	Republic of Chile	3.750%	1/14/2032	75	89
	Republic of Costa Rica	6.125%	2/19/2031	282	297
	Republic of Costa Rica	7.158%	3/12/2045	400	443
[3]	Republic of Ecuador	0.000%	7/31/2030	115	98
[3]	Republic of El Salvador	8.625%	2/28/2029	270	288
[3]	Republic of El Salvador	9.250%	4/17/2030	827	897
[3]	Republic of Ghana	0.000%	7/3/2026	60	59
[3]	Republic of Ghana	5.000%	7/3/2029	655	644
[3]	Republic of Guatemala	5.250%	8/10/2029	200	202
[3]	Republic of Guatemala	4.900%	6/1/2030	2,000	1,992
[3]	Republic of Hungary	6.125%	5/22/2028	400	415
[3]	Republic of Hungary	6.250%	9/22/2032	544	580
[3]	Republic of Hungary	6.750%	9/23/2055	1,995	2,084
[11]	Republic of Iceland	2.625%	5/27/2030	1,429	1,665
[3,11]	Republic of Indonesia	3.650%	9/10/2032	119	140
[11]	Republic of Indonesia	1.100%	3/12/2033	120	117
[11]	Republic of Indonesia	3.750%	10/16/2033	2,350	2,737
[3,7]	Republic of Kazakhstan	4.412%	10/28/2030	898	893
[3,7]	Republic of Latvia	5.125%	7/30/2034	1,500	1,535
[3,11]	Republic of Lithuania	3.625%	3/10/2036	1,317	1,523
	Republic of Panama	7.125%	1/29/2026	586	587
[3]	Republic of Paraguay	5.000%	4/15/2026	711	712
	Republic of Peru	2.844%	6/20/2030	845	794
[3]	Republic of Peru	2.783%	1/23/2031	1,174	1,084
[3,7]	Republic of Romania	5.750%	9/16/2030	300	309
[3,11]	Republic of Romania	2.124%	7/16/2031	20	21
[3]	Republic of South Africa	4.875%	4/14/2026	200	200
[3]	Republic of South Africa	4.850%	9/30/2029	250	250
[3]	Republic of South Africa	7.950%	11/19/2054	300	323
[7]	Republic of Sri Lanka	4.000%	4/15/2028	23	22
[3,7]	Republic of Sri Lanka	3.100%	1/15/2030	32	31
[7]	Republic of Sri Lanka	3.600%	6/15/2035	30	22
[3]	Republic of Sri Lanka	3.600%	6/15/2035	17	13
	Republic of the Philippines	5.170%	10/13/2027	200	204
	Republic of the Philippines	5.250%	5/14/2034	200	208
[3]	Republic of Turkiye	5.125%	2/17/2028	510	514
[3]	Republic of Turkiye	6.125%	10/24/2028	600	619
[3]	Republic of Turkiye	7.125%	2/12/2032	517	547
[3]	Republic of Turkiye	5.750%	5/11/2047	200	164
[3]	Republic of Zambia	5.750%	6/30/2033	445	439
[3,11]	Serbia International Bond	3.125%	5/15/2027	4,098	4,790
[3,7]	Serbia International Bond	2.125%	12/1/2030	703	613
[11]	Slovakia Government Bond	3.750%	2/27/2040	1,655	1,886
[3,15]	Southern Gas Corridor CJSC	6.875%	3/24/2026	2,670	2,686
[3,11]	State of Israel	5.000%	10/30/2026	650	777
[3]	State of Israel	5.375%	2/19/2030	400	413
[3]	State of Israel	5.750%	3/12/2054	200	192
[11]	Treasury Corp. of Victoria	3.625%	9/29/2040	1,866	2,151
[7]	Ukraine Government Bond	0.000%	2/1/2030	3	2
[7]	Ukraine Government Bond	4.500%	2/1/2034	12	8
[3]	Ukraine Government Bond	4.500%	2/1/2035	92	55
[7]	Ukraine Government Bond	0.000%	2/1/2036	5	3
[3]	Ukraine Government Bond	0.000%	2/1/2036	365	207
[3,7]	Ukraine Government Bond	4.500%	2/1/2036	305	179
[10]	United Kingdom	4.375%	7/31/2054	906	1,071
[10]	United Kingdom	5.375%	1/31/2056	508	705

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States		4.150%	3/28/2027	200	200
[3]	United Mexican States		2.659%	5/24/2031	100	89
[3]	United Mexican States		4.750%	4/27/2032	830	808
[3]	United Mexican States		5.850%	7/2/2032	4,822	4,954
[3]	United Mexican States		5.375%	3/22/2033	1,713	1,697
[3]	United Mexican States		4.875%	5/19/2033	182	175
[3]	United Mexican States		6.875%	5/13/2037	722	770
[11]	United Mexican States		5.125%	3/19/2038	783	914
[3,7]	Uzbekneftegaz JSC		8.750%	5/7/2030	1,430	1,531
Total Sovereign Bonds (Cost $133,684)						136,183
Taxable Municipal Bonds (0.0%)
	Los Angeles CA Department of Water & Power Revenue (Cost $426)		6.574%	7/1/2045	415	446
					Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[16]	Vanguard Market Liquidity Fund		3.780%		106,362	10,636
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill		3.456%	12/24/2026	307	297
Total Temporary Cash Investments (Cost $10,933)						10,933
		Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Put Options
	EUR	BARC	1/14/2026	USD 1.140	1,565	—
				Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	11,800	9
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	5,500	17
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	4,800	113
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	1,400	—
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	BANA	3/9/2026	3.950%	880	6
						145
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.800% Annually	WFB	5/19/2026	3.800%	2,330	37
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.820% Annually	BANA	5/20/2026	3.820%	2,350	36
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	3,000	—

		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	2,800	5
						78
Total Options Purchased (Cost $401)						223
Total Investments (97.5%) (Cost $1,038,824)						1,047,029
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.6%)
[3,4,5]	UMBS Pool		5.000%	7/1/2040–1/25/2056	(1,918)	(1,844)
[3,4,5]	UMBS Pool		5.500%	4/1/2040–1/25/2056	(4,348)	(4,293)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $6,351)						(6,137)
Other Assets and Liabilities—Net (3.1%)						33,053
Net Assets (100%)						1,073,945
Cost is in $000.
1	Securities with a value of $3,823 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,496 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $146,649, representing 13.7% of net assets.
8	Security value determined using significant unobservable inputs.
9	Securities with a value of $836 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Guaranteed by the Republic of South Africa.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Republic of Hungary.
15	Guaranteed by the Republic of Azerbaijan.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EUR—euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	BARC	1/14/2026	USD 1.228	1,565	—

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	17,700	(1)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	5,500	(2)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	4,100	(164)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	BANA	3/9/2026	3.750%	1,760	(4)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	1,400	(6)
					(177)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	WFB	5/19/2026	4.000%	2,330	(21)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.020% Annually	BANA	5/20/2026	4.020%	2,350	(20)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.200% Annually	WFB	5/19/2026	4.200%	2,330	(11)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.220% Annually	BANA	5/20/2026	4.220%	2,350	(10)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	3,000	—
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	2,800	—
					(62)
					(239)
Total Options Written (Premiums Received $407)					(239)
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
EUR—euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	628	131,120	65
5-Year U.S. Treasury Note	March 2026	211	23,063	20
10-Year U.S. Treasury Note	March 2026	43	4,835	(2)
Euro-BTP	March 2026	17	2,401	(5)
Long U.S. Treasury Bond	March 2026	168	19,420	(104)
Ultra 10-Year U.S. Treasury Note	March 2026	12	1,380	(1)
Ultra Long U.S. Treasury Bond	March 2026	86	10,148	(114)
				(141)

Short Futures Contracts
10-Year Government of Canada Bond	March 2026	(21)	(1,850)	24
10-Year Japanese Government Bond	March 2026	(6)	(5,072)	42
Euro-Bobl	March 2026	(48)	(6,552)	25
Euro-Bund	March 2026	(118)	(17,691)	95
Euro-Buxl	March 2026	(89)	(11,518)	151
Euro-OAT	March 2026	(18)	(2,551)	11
Euro-Schatz	March 2026	(1)	(125)	—
Long Gilt	March 2026	(10)	(1,232)	(9)
Mini 10-Year Japanese Government Bond	March 2026	(21)	(1,773)	17
				356
				215

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	3/18/2026	COP	47,856	USD	12	—	—
State Street Bank & Trust Co.	3/18/2026	EUR	5,973	USD	6,986	57	—
State Street Bank & Trust Co.	3/18/2026	EUR	5,703	USD	6,743	—	(19)
Wells Fargo Bank N.A.	3/18/2026	EUR	611	USD	715	6	—
UBS AG	3/18/2026	EUR	120	USD	141	—	—
State Street Bank & Trust Co.	3/18/2026	GBP	213	USD	283	4	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	18,992	USD	123	—	(1)
Morgan Stanley Capital Services LLC	3/18/2026	MXN	17,142	USD	937	9	—
Toronto-Dominion Bank	3/18/2026	USD	47	AUD	71	—	—
Wells Fargo Bank N.A.	3/18/2026	USD	9	CAD	13	—	—
Morgan Stanley Capital Services LLC	3/18/2026	USD	86	CZK	1,777	—	(1)
Morgan Stanley Capital Services LLC	3/18/2026	EUR	35	CZK	859	—	—
UBS AG	3/18/2026	USD	1	CZK	28	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	58,515	EUR	50,052	—	(505)
Bank of Montreal	3/18/2026	USD	661	EUR	565	—	(5)
State Street Bank & Trust Co.	3/18/2026	USD	428	EUR	364	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	106	EUR	90	—	—
State Street Bank & Trust Co.	3/18/2026	USD	94	EUR	80	—	—
Toronto-Dominion Bank	3/18/2026	USD	68	EUR	58	—	—
Toronto-Dominion Bank	3/18/2026	USD	5,594	GBP	4,203	—	(70)
Wells Fargo Bank N.A.	3/18/2026	USD	137	GBP	103	—	(1)
State Street Bank & Trust Co.	3/18/2026	USD	134	GBP	99	—	—
State Street Bank & Trust Co.	3/18/2026	USD	132	GBP	98	—	(1)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Wells Fargo Bank N.A.	3/18/2026	USD	1,085	JPY	166,970	13	—
UBS AG	3/18/2026	USD	261	JPY	40,506	—	—
Morgan Stanley Capital Services LLC	3/18/2026	USD	2,477	MXN	45,001	—	(6)
Toronto-Dominion Bank	3/18/2026	USD	155	PLN	563	—	(2)
Barclays Bank plc	3/18/2026	USD	2	PLN	9	—	—
UBS AG	3/18/2026	USD	69	ZAR	1,173	—	(2)
						89	(613)

AUD—Australian dollar.
CAD—Canadian dollar.
COP—Colombian peso.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Turkiye	12/20/2030	USD	3,523	1.000	(158)	76

Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	65,834	(1.000)	(1,510)	(85)
Republic of Colombia	12/20/2030	USD	1,260	(1.000)	59	8
United Mexican States	12/20/2030	USD	1,475	(1.000)	(7)	(5)
						(82)
						(6)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Stellantis NV/Baa2	12/20/2030	JPMC	100[2]	5.000	20	18	2	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	400[2]	(1.000)	(7)	(8)	1	—
					13	10	3	—
1 Periodic premium received/(paid) quarterly.
2 Notional amount denominated in euro.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $69 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2026	N/A	18,000[1]	3.432[2]	(3.870)[3]	(4)	(4)
6/16/2027	N/A	847,580[4]	0.727[5]	(0.906)[2]	(4)	(4)
12/15/2027	4/3/2026[6]	30,000[1]	0.000[3]	(3.128)[2]	59	59
12/15/2027	4/3/2026[6]	6,500[1]	0.000[3]	(3.230)[2]	2	2
12/17/2027	N/A	1,100[1]	3.870[3]	(3.340)[2]	—	—
12/22/2027	N/A	9,500[1]	3.870[3]	(3.278)[2]	8	8
6/18/2028	6/18/2027[6]	11,880[1]	3.458[2]	(0.000)[3]	21	21
11/29/2028	11/29/2027[6]	22,716[7]	2.148[2]	(0.000)[8]	(47)	(47)
1/2/2029	N/A	26,562[9]	12.804[10]	(14.900)[11]	(48)	(48)
1/2/2029	N/A	13,170[9]	13.117[10]	(14.900)[11]	(3)	(3)
6/20/2029	6/17/2026[6]	6,595[12]	2.542[13]	(0.000)[14]	(24)	(28)
9/10/2029	9/10/2027[6]	3,900[1]	3.072[2]	(0.000)[3]	(25)	(25)
9/22/2029	9/22/2027[6]	4,700[1]	3.221[2]	(0.000)[3]	(18)	(18)
5/31/2030	4/3/2026[6]	6,500[1]	0.000[3]	(3.282)[2]	30	30
5/31/2030	4/3/2026[6]	6,500[1]	0.000[3]	(3.428)[2]	(6)	(6)
6/18/2030	N/A	4,600,000[15]	2.482[16]	(2.840)[17]	(87)	(87)
6/18/2030	N/A	3,000,000[15]	2.382[16]	(2.840)[17]	(65)	(65)
9/18/2030	N/A	84,185[18]	3.589[2]	(3.470)[19]	(39)	(38)
6/18/2031	6/17/2026[6]	3,366[7]	2.274[2]	(0.000)[8]	(23)	(22)
6/18/2031	6/18/2026[6]	3,300[1]	0.000[3]	(3.625)[2]	(21)	(21)
9/10/2032	9/10/2027[6]	3,300[1]	0.000[3]	(3.349)[2]	48	48
9/22/2032	9/22/2027[6]	3,900[1]	0.000[3]	(3.465)[2]	38	38
1/5/2033	1/5/2028[6]	1,600[1]	3.709[2]	(0.000)[3]	—	—
6/18/2035	N/A	3,000[20]	3.930[21]	(4.415)[2]	(38)	(38)
8/15/2035	3/31/2026[6]	1,280[1]	0.000[3]	(3.545)[2]	24	24
9/19/2035	N/A	8,350[20]	4.610[21]	(4.400)[2]	(42)	(41)
6/18/2036	6/17/2026[6]	1,800[7]	2.643[2]	(0.000)[8]	(20)	(19)
6/18/2036	6/17/2026[6]	802[7]	2.647[2]	(0.000)[8]	(9)	(9)
9/10/2037	9/10/2027[6]	900[1]	3.733[2]	(0.000)[3]	(20)	(20)
9/22/2037	9/22/2027[6]	1,100[1]	3.804[2]	(0.000)[3]	(19)	(19)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/18/2040	10/18/2030[6]	1,900[1]	0.000[3]	(4.100)[2]	43	43
10/18/2045	10/18/2035[6]	2,200[1]	4.358[2]	(0.000)[3]	(46)	(46)
12/18/2055	N/A	220[1]	4.035[2]	(3.870)[3]	(5)	(5)
1/5/2058	1/5/2028[6]	430[1]	0.000[3]	(4.239)[2]	—	—
					(340)	(340)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
9 Notional amount denominated in Brazilian real.
10 Interest payment received/(paid) at maturity.
11 Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
12 Notional amount denominated in Canadian dollar.
13 Interest payment received/(paid) semi-annually.
14 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
15 Notional amount denominated in Korean won.
16 Interest payment received/(paid) quarterly.
17 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/(paid) quarterly.
18 Notional amount denominated in Czech koruna.
19 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
20 Notional amount denominated in Polish zloty.
21 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	492,820	—	492,820
Asset-Backed/Commercial Mortgage-Backed Securities	—	103,787	100	103,887
Corporate Bonds	—	299,719	—	299,719
Floating Rate Loan Interests	—	2,818	—	2,818
Sovereign Bonds	—	136,183	—	136,183
Taxable Municipal Bonds	—	446	—	446
Temporary Cash Investments	10,636	297	—	10,933
Options Purchased	—	223	—	223
Total	10,636	1,036,293	100	1,047,029
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(6,137)	—	(6,137)

Derivative Financial Instruments
Assets
Futures Contracts[1]	450	—	—	450
Forward Currency Contracts	—	89	—	89
Swap Contracts[1]	—	360	—	360
Total	450	449	—	899
Liabilities
Options Written	—	(239)	—	(239)
Futures Contracts[1]	(235)	—	—	(235)
Forward Currency Contracts	—	(613)	—	(613)
Swap Contracts[1]	—	(703)	—	(703)
Total	(235)	(1,555)	—	(1,790)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.